UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22648

Aspiriant Trust

(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard Suite 600

Los Angeles, California 90025

(Address of principal executive offices) ( Zip code)

Robert J. Francais

Aspiriant Trust

11100 Santa Monica Boulevard Suite 600

Los Angeles, California 90025

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 806-4000

Date of fiscal year end: Feb 28

Date of reporting period: August 31, 2018

Item 1.  Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

ASPIRIANT DEFENSIVE ALLOCATION FUND

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

Each, a series of Aspiriant Trust

Semi-Annual Report

August 31, 2018
(Unaudited)

ASPIRIANT TRUST

TABLE OF CONTENTS

Summaries of Investments	2
Schedules of Investments	6
Statements of Assets and Liabilities	40
Statements of Operations	41
Statements of Changes in Net Assets	42
Financial Highlights	44
Notes to Financial Statements	48
Other Information	65
Expense Examples	67

2

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SUMMARY OF INVESTMENTS

As of August 31, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financials	8.4%
Health Care	6.1%
Technology	5.5%
Consumer Staples	4.2%
Consumer Discretionary	4.1%
Communications	4.0%
Utilities	2.7%
Industrials	1.1%
Other	1.3%
Total Common Stocks	37.4%
Exchange-Traded Funds	19.2%
Closed-End Mutual Fund	0.0%[1]
Open-End Mutual Fund	30.5%
Preferred Stock	0.1%
Private Fund	4.6%
Short-Term Investments	18.5%
Total Investments	110.3%
Liabilities in excess of other assets	(10.3)%
Total Net Assets	100.0%

[1]	Rounds to less than 0.05%.

See accompanying Notes to Financial Statements.

3

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SUMMARY OF INVESTMENTS

As of August 31, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Municipal Bonds
General	11.2%
Medical	10.6%
Transportation	5.4%
Development	5.3%
General Obligation	5.1%
Education	4.5%
Water	3.6%
Airport	2.4%
Higher Education	2.3%
School District	2.2%
Tobacco Settlement	1.8%
Housing	1.4%
Multifamily Housing	1.0%
Other	4.9%
Total Municipal Bonds	61.7%
Closed-End Mutual Funds	0.6%
Open-End Mutual Funds	19.8%
Private Funds	12.1%
Short-Term Investment	5.7%
Total Investments	99.9%
Other assets less liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

4

ASPIRIANT DEFENSIVE ALLOCATION FUND

SUMMARY OF INVESTMENTS

As of August 31, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Open-End Mutual Funds
Global Allocation	61.8%
Global Macro	5.9%
Managed Futures	4.3%
Total Open-End Mutual Funds	72.0%
Exchange-Traded Fund
Global Allocation	0.8%
Total Exchange-Traded Fund	0.8%
Private Funds
Global Allocation	11.8%
Merger Arbitrage	7.9%
Total Private Funds	19.7%
Short-Term Investment	7.5%
Total Investments	100.0%
Other assets less liabilities	0.0%[1]
Total Net Assets	100.0%

[1]	Rounds to less than 0.05%.

See accompanying Notes to Financial Statements.

5

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SUMMARY OF INVESTMENTS

As of August 31, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Open-End Mutual Funds
Domestic	84.4%
Foreign	5.0%
Total Open-End Mutual Funds	89.4%
Short-Term Investment	10.8%
Total Investments	100.2%
Liabilities in excess of other assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

6

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 37.4%
	AUSTRALIA — 0.3%
13,428	Australian Unity Office Fund - REIT	$25,968
47,500	Bendigo and Adelaide Bank Ltd.[1]	396,474
1,910	BHP Billiton Ltd.	45,883
57,948	Crown Resorts Ltd.	592,599
232,428	GPT Group - REIT	864,563
1,818	Newcrest Mining Ltd.	25,220
9,898	Rio Tinto Ltd.	517,212
421,380	Vicinity Centres - REIT	840,318
15,453	Wesfarmers Ltd.	573,368
		3,881,605
	AUSTRIA — 0.2%
8,828	Agrana Beteiligungs A.G.	217,036
10,956	Erste Group Bank A.G.	436,333
235	Oberbank A.G.	24,223
409	OMV A.G.	21,684
2,149	Raiffeisen Bank International A.G.	61,175
12,618	UNIQA Insurance Group A.G.	123,318
1,486	Verbund A.G.	60,354
12,228	Vienna Insurance Group A.G. Wiener Versicherung Gruppe	333,475
22,404	Voestalpine A.G.	1,007,022
		2,284,620
	BELGIUM — 0.4%
2,800	Ageas	144,986
40,945	Colruyt S.A.	2,434,017
5,673	Elia System Operator S.A./N.V.	354,319
200	KBC Group N.V.	14,220
17,743	UCB S.A.	1,624,183
		4,571,725
	BERMUDA — 1.0%
34,077	Arch Capital Group Ltd.*	1,041,734
5,929	Asian Growth Properties Ltd.	81
14,636	Assured Guaranty Ltd.	596,271
64,000	CK Infrastructure Holdings Ltd.	468,323
5,920	Credicorp Ltd.	1,290,678
11,083	Everest Re Group Ltd.	2,471,731
54,225	Hongkong Land Holdings Ltd.	375,352
21,000	Jardine Matheson Holdings Ltd.	1,326,273
8,000	Jardine Strategic Holdings Ltd.	290,470
171,000	NWS Holdings Ltd.	304,783
960	Ocean Wilsons Holdings Ltd.	13,566
7,321	RenaissanceRe Holdings Ltd.	973,400
3,361	Travelport Worldwide Ltd.	62,414
1,848	White Mountains Insurance Group Ltd.	1,714,851
6,000	Wing On Co. International Ltd.	22,169
		10,952,096
	BRAZIL — 0.1%
14,698	Banco do Brasil S.A. - ADR	108,839
63,707	Telefonica Brasil S.A. - ADR	630,062
		738,901
	CANADA — 1.7%
4,984	Agnico Eagle Mines Ltd.[1]	172,048
1,900	Artis Real Estate Investment Trust - REIT	17,995
200	Automotive Properties Real Estate Investment Trust - REIT	1,736
34,404	Bank of Montreal [1]	2,819,885
38,824	Bank of Nova Scotia	2,247,910
17,495	BCE, Inc.	713,271
1,500	Calian Group Ltd.	35,632
45,648	Canadian Imperial Bank of Commerce	4,276,684
85	Fairfax Financial Holdings Ltd.*	46,617
8,746	Franco-Nevada Corp.[1]	559,656
5,958	George Weston Ltd.	464,039
7,690	Inovalis Real Estate Investment Trust	61,343
102,468	Kinross Gold Corp.*	307,404
15,600	Loblaw Cos. Ltd.	806,897
6,852	Magna International, Inc.[1]	370,830
21,000	Rogers Communications, Inc. - Class B	1,088,138
38,218	Royal Bank of Canada	3,038,860
1,645	Shaw Communications, Inc. - Class B	33,180
40,259	Toronto-Dominion Bank	2,431,196
		19,493,321
	CAYMAN ISLANDS — 0.2%
1,096	Autohome, Inc. - ADR[1]	90,541
466	CK Asset Holdings Ltd.	3,323
457	CK Hutchison Holdings Ltd.	5,269
13,141	Hexindai, Inc. - ADR[1]	112,224
1,146,000	HKT Trust and HKT Ltd.	1,480,808
		1,692,165

7

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CHILE — 0.2%
11,902	Banco de Chile - ADR	$1,039,759
19,376	Cia Cervecerias Unidas S.A. - ADR	511,526
83,741	Enel Americas S.A. - ADR[1]	621,358
58,855	Enel Chile S.A. - ADR	286,624
		2,459,267
	CHINA — 0.4%
1,156,000	Bank of China Ltd. - Class H	519,457
40,178	China Construction Bank Corp. - ADR	709,945
8,046	China Petroleum & Chemical Corp. - ADR[1]	799,049
4,821	China Telecom Corp. Ltd. - ADR	227,551
2,068	Huaneng Power International, Inc. - ADR	52,672
2,418,321	Industrial & Commercial Bank of China Ltd. - Class H	1,786,167
		4,094,841
	COLOMBIA — 0.1%
13,567	Bancolombia S.A. - ADR	588,265

	CURACAO — 0.0%[2]
3,552	Retail Holdings N.V.	41,558

	DENMARK — 0.5%
9,399	Carlsberg A/S - Class B	1,147,964
9,221	Coloplast A/S - Class B	988,763
21,203	GN Store Nord A/S	1,102,296
32,928	Novo Nordisk A/S - ADR	1,619,070
4,396	Novo Nordisk A/S - Class B	216,398
7,305	Royal Unibrew A/S	629,520
8,267	William Demant Holding A/S*	337,012
		6,041,023
	FINLAND — 0.2%
1,685	Aspo Oyj	19,480
1,853	DNA Oyj	39,427
3,884	Elisa Oyj	166,179
46,305	Fortum Oyj	1,172,014
12,504	Kesko Oyj - B Shares	728,364
1,022	Olvi Oyj	37,131
2,401	Orion Oyj - Class A	88,426
647	Orion Oyj - Class B	23,795
20,441	Raisio Oyj	72,367
		2,347,183
	FRANCE — 0.3%
357	Caisse Regionale de Credit Agricole Mutuel de Paris et d’Ile-de-France	37,926
138	Caisse Regionale de Credit Agricole Mutuel Toulouse 31	17,969
4,645	Cie Generale des Etablissements Michelin	549,776
76	Constructions Industrielles de la Mediterranee S.A.	9,086
29	Dassault Aviation S.A.	53,941
96	Electricite de Strasbourg S.A.	12,759
12,490	Engie S.A.	183,327
415	Fleury Michon S.A.	24,599
2,689	Fnac Darty S.A.*	226,659
438	Gaumont S.A.	70,168
347	Hermes International	225,910
542	L’Oreal S.A.	129,758
171	Laurent-Perrier	21,888
128	LVMH Moet Hennessy Louis Vuitton S.E.	44,871
1,397	Mr Bricolage	19,459
5,619	NetGem S.A.	11,936
255	Pernod Ricard S.A.	40,252
1,505	Peugeot S.A.	41,469
768	PSB Industries S.A.	45,517
7,239	Sanofi	621,637
369	Societe Fonciere Lyonnaise S.A. - REIT	25,753
588	TOTAL S.A.	36,872
6,790	TOTAL S.A. - ADR [1]	426,005
11,590	Veolia Environnement S.A.	244,145
2,946	Veolia Environnement S.A. - ADR	61,984
213	Voyageurs du Monde	34,861
		3,218,527
	GERMANY — 0.2%
11,474	Aareal Bank A.G.	466,556
473	Allianz S.E.	100,816
7,890	Allianz S.E. - ADR	167,702
4,399	Aurubis A.G.	323,465
1,916	Comdirect Bank A.G.	25,220

8

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
2,036	Deutsche Lufthansa A.G.	$53,196
9,248	Deutsche Telekom A.G.	149,139
1,369	Merck KGaA	143,852
4,820	Muenchener Rueckversicherungs-Gesellschaft A.G.	1,038,395
1,191	MVV Energie A.G.	35,253
3,609	Salzgitter A.G.	163,451
		2,667,045
	GUERNSEY — 0.6%
110,730	Amdocs Ltd.	7,228,454
1,291	PPHE Hotel Group Ltd.	25,022
23,405	Schroder Real Estate Investment Trust Ltd. - REIT	19,966
		7,273,442
	HONG KONG — 1.8%
52	AIA Group Ltd.	449
2,000	Allied Group Ltd.	12,235
322,000	BOC Hong Kong Holdings Ltd.	1,572,582
71,382	China Mobile Ltd. - ADR	3,425,622
46,653	China Unicom Hong Kong Ltd. - ADR[1]	546,773
64,000	Chinney Investments Ltd.	24,472
174,000	CLP Holdings Ltd.	2,044,769
5,314	CNOOC Ltd. - ADR	944,351
94,210	Hang Seng Bank Ltd.	2,555,831
13,000	Harbour Centre Development Ltd.	25,176
60,000	Hon Kwok Land Investment Co., Ltd.	31,424
90,420	Hong Kong & China Gas Co., Ltd.	186,288
506,500	Link REIT	5,048,457
58	MTR Corp. Ltd.	299
46,500	Power Assets Holdings Ltd.	326,396
95,000	Regal Real Estate Investment Trust - REIT	28,323
110,000	Sun Hung Kai Properties Ltd.	1,633,422
55,500	Swire Pacific Ltd. - Class A	628,131
294,200	Swire Properties Ltd.	1,156,635
		20,191,635
	INDIA — 0.2%
105,913	Infosys Ltd. - ADR[1]	2,199,813

	INDONESIA — 0.0%[2]
5,628	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	133,215

	IRELAND — 0.2%
3,848	Accenture PLC - Class A	650,581
2,292	Jazz Pharmaceuticals PLC*	391,749
11,446	Paddy Power Betfair PLC	1,042,947
		2,085,277
	ISLE OF MAN — 0.0%[2]
13,156	Kape Technologies PLC	22,685
17,821	Manx Telecom PLC	38,818
		61,503
	ISRAEL — 0.6%
15,545	Bank Hapoalim B.M.	116,469
17,176	Bank Leumi Le-Israel B.M.	115,377
15,290	Check Point Software Technologies Ltd.*	1,776,545
2,488	Dor Alon Energy in Israel 1988 Ltd.	37,305
2,131	Elbit Systems Ltd.[1]	271,916
186,616	Israel Discount Bank Ltd. - Class A	652,198
215,630	Isramco Negev 2 L.P.	24,215
3,652	Maabarot Products Ltd.	41,240
332	Malam - Team Ltd.	36,152
12,763	Mediterranean Towers Ltd.	23,251
6,868	Minrav Projects Ltd.	7,962
21,122	Nice Ltd. - ADR*	2,441,492
1,464	Paz Oil Co., Ltd.	226,866
479	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	24,423
3,219	Shalag Industries Ltd.	13,777
13,646	Shufersal Ltd.	89,596
3,000	Strauss Group Ltd.	66,154
2,916	Taro Pharmaceutical Industries Ltd.*1	308,046
6,303	Teva Pharmaceutical Industries Ltd. - ADR[1]	144,402
3,225	Victory Supermarket Chain Ltd.	37,510
		6,454,896
	ITALY — 0.3%
179,870	A2A S.p.A.	309,188
3,971	Enel S.p.A.	19,632
25,662	Eni S.p.A. - ADR	953,343
105,702	Iren S.p.A.	247,912

9

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ITALY (Continued)
17,172	Luxottica Group S.p.A.	$1,138,667
2,019	Luxottica Group S.p.A. - ADR	134,163
2,700	Orsero S.p.A.	21,938
		2,824,843
	JAPAN — 4.0%
8,200	ABC-Mart, Inc.	446,985
14,900	Aeon Co., Ltd.	322,667
10,900	Aeon Hokkaido Corp.	77,939
10,100	Alfresa Holdings Corp.	253,172
2,200	Alps Logistics Co., Ltd.	16,628
1,500	Aohata Corp.	35,240
230,335	Astellas Pharma, Inc.	3,905,011
1,400	Bandai Namco Holdings, Inc.	54,258
3,600	Biofermin Pharmaceutical Co., Ltd.	89,414
35,900	Bridgestone Corp.	1,320,376
700	Bull-Dog Sauce Co., Ltd.	13,546
1,600	Canare Electric Co., Ltd.	28,902
61,767	Canon, Inc.	1,981,894
86,315	Canon, Inc. - ADR[1]	2,769,848
1,100	Choushimaru Co., Ltd.	52,976
6,500	Chubu Electric Power Co., Inc.	94,393
1,100	Daiichi Kensetsu Corp.	17,414
6,200	Daiichi Sankyo Co., Ltd.	241,997
2,800	Dainichi Co., Ltd.	18,537
1,200	Dynac Holdings Corp.	18,292
800	FamilyMart UNY Holdings Co., Ltd.	69,707
17,400	FUJIFILM Holdings Corp.	734,947
400	Fuso Pharmaceutical Industries Ltd.	9,996
4,000	Gourmet Kineya Co., Ltd.	44,721
1,100	Hakuyosha Co., Ltd.	29,607
2,800	Isewan Terminal Service Co., Ltd.	18,187
15,000	Isuzu Motors Ltd.	216,555
1,300	Itec Corp.	16,923
2,800	Itochu Techno-Solutions Corp.	61,936
60,400	Japan Airlines Co., Ltd.	2,176,671
39,600	Japan Post Bank Co., Ltd.	462,648
42,500	Japan Post Holdings Co., Ltd.	504,743
23,500	Japan Tobacco, Inc.	617,844
300	JFE Container Co., Ltd.	11,096
800	Jichodo Co., Ltd.	58,495
2,700	Jolly - Pasta Co., Ltd.	43,512
3,400	Kakiyasu Honten Co., Ltd.	77,603
1,000	Kao Corp.	77,599
500	Kato Sangyo Co., Ltd.	16,238
70,264	KDDI Corp.	1,857,769
5,400	KDDI Corp. - ADR	70,956
10,400	King Co., Ltd.	43,136
3,000	Kohsoku Corp.	32,882
5,000	Makita Corp.	226,689
72,000	Marubeni Corp.	589,929
900	Maxvalu Chubu Co., Ltd.	12,027
2,700	Maxvalu Tohoku Co., Ltd.*	36,742
400	Maxvalu Tokai Co., Ltd.	8,540
18,200	Medipal Holdings Corp.	367,055
1,000	Meiko Trans Co., Ltd.	10,809
37,000	Mitsubishi Motors Corp.	263,702
49,800	Mitsubishi Tanabe Pharma Corp.	830,614
7,700	Miyoshi Oil & Fat Co., Ltd.	89,727
21,700	Mizuho Financial Group, Inc.	38,112
1,000	Morishita Jintan Co., Ltd.	23,683
1,200	Morozoff Ltd.	61,723
2,400	Nakayamafuku Co., Ltd.	15,051
21,900	Nichia Steel Works Ltd.	63,369
400	Nihon Shokuhin Kako Co., Ltd.	7,773
70,600	Nippon Telegraph & Telephone Corp.	3,141,064
76,451	Nippon Telegraph & Telephone Corp. - ADR	3,395,189
111,600	Nissan Motor Co., Ltd.	1,045,437
5,800	Nissin Foods Holdings Co., Ltd.	369,871
2,900	Nissui Pharmaceutical Co., Ltd.	35,038
2,000	Nittobest Corp.	15,840
362,426	NTT DOCOMO, Inc.	9,392,531
30,121	NTT DOCOMO, Inc. - ADR[1]	780,134
12,075	Okinawa Electric Power Co., Inc.	242,691
15,966	Otsuka Holdings Co., Ltd.	749,045
6,000	OUG Holdings, Inc.	149,882
5,400	Paris Miki Holdings, Inc.	22,970
1,500	Plant Co., Ltd.	17,566
1,500	Resol Holdings Co., Ltd.	58,681
27	Rinnai Corp.	2,009
2,000	Rock Paint Co., Ltd.	15,299
700	S&B Foods, Inc.	61,720

10

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
5,100	Secom Co., Ltd.	$419,368
18,213	Seven & i Holdings Co., Ltd.	740,617
8,500	Shimamura Co., Ltd.	785,387
1,234	Shin-Etsu Chemical Co., Ltd.	115,587
3,900	Shionogi & Co., Ltd.	226,660
2,600	Shofu, Inc.	30,292
14,041	Suntory Beverage & Food Ltd.	575,130
1,100	Taiko Bank Ltd.	20,273
9,800	Takeda Pharmaceutical Co., Ltd.	408,280
600	Tokyu Recreation Co., Ltd.	26,227
6	Toyota Motor Corp.	373
1,437	Toyota Motor Corp. - ADR	178,303
14,500	Trend Micro, Inc.	911,727
1,200	Unicafe, Inc.	12,721
13	Unicharm Corp.	425
6,800	Weds Co., Ltd.	45,444
6,586	Yamaguchi Financial Group, Inc.	72,445
2,000	Yamaya Corp.	56,701
2,600	Yamazawa Co., Ltd.	40,640
3,100	Yashima Denki Co., Ltd.	25,758
2,100	Yomeishu Seizo Co., Ltd.	45,340
1,100	Yonkyu Co., Ltd.	15,048
		45,906,518
	JERSEY — 0.0%[2]
5,559	Glencore PLC	22,648
7,138	Randgold Resources Ltd. - ADR	466,040
		488,688
	LUXEMBOURG — 0.1%
14,817	Atento S.A.	106,683
16,542	Millicom International Cellular S.A.	952,638
		1,059,321
	NETHERLANDS — 0.3%
2,713	ABN AMRO Group N.V. - ADR	36,639
8,250	Aegon N.V.	49,562
26,578	ForFarmers N.V.	297,233
99,924	Koninklijke Ahold Delhaize N.V.	2,434,088
10,135	Koninklijke Ahold Delhaize N.V. - ADR	245,672
6,670	Sligro Food Group N.V.	286,316
		3,349,510
	NEW ZEALAND — 0.3%
4,070	Abano Healthcare Group Ltd.	23,211
4,384	Briscoe Group Ltd.*	10,384
19,158	Contact Energy Ltd.	70,344
1,125	EBOS Group Ltd.	15,735
58,872	Fisher & Paykel Healthcare Corp. Ltd.	638,487
120,276	Genesis Energy Ltd.	194,958
222,335	Goodman Property Trust - REIT	219,250
30,944	Kathmandu Holdings Ltd.	66,939
214,125	Mercury NZ Ltd.	465,281
30,643	Metlifecare Ltd.	128,692
46,321	PGG Wrightson Ltd.	19,920
82,191	Property for Industry Ltd.	95,772
24,994	Sanford Ltd.	127,039
200,363	Spark New Zealand Ltd.	529,003
45,654	Stride Property Group	57,663
10,388	Synlait Milk Ltd.*	87,949
32,857	Trustpower Ltd.	130,434
30,318	Warehouse Group Ltd.	40,919
		2,921,980
	NORWAY — 0.3%
2,163	Equinor A.S.A.	55,481
4,691	Kongsberg Gruppen A.S.A.	88,651
27,446	Marine Harvest A.S.A.	592,771
14,812	Norsk Hydro A.S.A.	81,669
2,681	Olav Thon Eiendomsselskap A.S.A.	46,675
137,075	Orkla A.S.A.	1,127,394
2,026	Oslo Bors VPS Holding A.S.A.	28,230
57,800	Telenor A.S.A.	1,087,288
3,840	Yara International A.S.A.	176,691
		3,284,850
	PANAMA — 0.2%
33,487	Carnival Corp.	2,059,116

	PERU — 0.0%[2]
12,372	Cia de Minas Buenaventura S.A.A. - ADR	155,763

	PORTUGAL — 0.1%
21,301	Jeronimo Martins SGPS S.A.	318,745
108	Ramada Investimentos E Industria S.A.	1,254

11

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PORTUGAL (Continued)
203,781	REN - Redes Energeticas Nacionais SGPS S.A.	$577,186
		897,185
	SINGAPORE — 0.1%
25,000	DBS Group Holdings Ltd.	454,476
7,499	DBS Group Holdings Ltd. - ADR	543,677
32,300	Far East Hospitality Trust - REIT	15,181
22,600	Fraser and Neave Ltd.	31,495
99,600	Frasers Hospitality Trust	51,118
17,600	Hotel Grand Central Ltd.*	17,567
31,300	IREIT Global - REIT	17,432
44,500	Keong Hong Holdings Ltd.	16,697
8,000	Keppel Corp. Ltd.	38,083
210,200	Keppel Infrastructure Trust	79,669
40,100	Sheng Siong Group Ltd.	34,206
7,900	Singapore Airlines Ltd.	56,393
		1,355,994
	SOUTH KOREA — 0.1%
62,927	SK Telecom Co., Ltd. - ADR	1,636,731

	SPAIN — 0.1%
3,363	Endesa S.A.	75,241
53,158	International Consolidated Airlines Group S.A.	477,143
		552,384
	SWEDEN — 0.2%
7,392	AAK A.B.	121,294
5,312	Axfood A.B.	101,493
21,608	ICA Gruppen A.B.	658,167
5,731	Industrivarden A.B. - A Shares	125,861
23,434	Swedish Match A.B.	1,252,747
53,645	Telia Co. A.B.	237,939
		2,497,501
	SWITZERLAND — 1.7%
455	Alpiq Holding A.G.*	38,494
158	Berner Kantonalbank A.G.	35,795
881	BFW Liegenschaften A.G.	38,994
6,892	BKW A.G.*	488,875
14,259	Chubb Ltd.	1,928,387
15,845	Coca-Cola HBC A.G.	542,535
39,391	Garmin Ltd.	2,684,103
81	Intershop Holding A.G.	42,112
7,398	Julius Baer Group Ltd.	392,548
1,489	Kuehne + Nagel International A.G.	240,389
3,063	Nestle S.A.	256,762
44,257	Nestle S.A. - ADR	3,706,524
13,203	Novartis A.G.	1,095,350
36,440	Novartis A.G. - ADR	3,024,884
4,420	Roche Holding A.G.	1,095,955
35,568	Roche Holding A.G. - ADR	1,101,185
6,238	Sonova Holding A.G.	1,183,144
1,052	Swatch Group A.G.	448,134
723	Swiss Life Holding A.G.	261,880
1,130	Swisscom A.G.	504,360
227	Zurich Insurance Group A.G.	69,106
2,010	Zurich Insurance Group A.G. - ADR	61,164
		19,240,680
	TAIWAN — 1.0%
122,131	Chunghwa Telecom Co., Ltd. - ADR	4,297,790
138,802	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	6,051,767
353,457	United Microelectronics Corp. - ADR[1]	986,145
		11,335,702
	THAILAND — 0.0%[2]
8,280	Kasikornbank PCL - ADR	213,831

	UNITED KINGDOM — 1.4%
94,977	3i Group PLC	1,105,928
15,206	A.G. Barr PLC	138,391
24,925	Amino Technologies PLC	64,951
15,376	Aviva PLC	96,737
28,534	Berkeley Group Holdings PLC	1,349,691
1,574	BHP Billiton PLC	33,675
58,235	BP PLC	414,701
48,787	Britvic PLC	516,253
29,017	Burberry Group PLC	843,324
52,579	Carnival PLC - ADR	3,203,113
233,112	Centrica PLC	433,007
1,133	Diageo PLC	39,626
6,885	Eco Animal Health Group PLC	46,415
5,443	Eurocell PLC	17,982
11,477	Finsbury Food Group PLC	18,525

12

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
14,967	Harworth Group PLC[1]	$24,934
59,874	HSBC Holdings PLC - ADR[1]	2,635,055
8,159	Inchcape PLC	73,296
11,606	Legal & General Group PLC	38,354
13,159	Marshall Motor Holdings PLC	27,467
8,055	Microgen PLC	43,733
6,346	Palace Capital PLC	25,998
42,990	Persimmon PLC	1,360,073
13,891	Premier Asset Management Group PLC	47,184
1,962	Quixant PLC	12,086
5,302	Relx PLC	117,761
24,890	Rightmove PLC	159,076
5,505	Royal Dutch Shell PLC - B Shares	182,226
19,352	Royal Dutch Shell PLC - Class A - ADR	1,262,331
167,704	Royal Mail PLC	975,236
16,268	Segro PLC - REIT	139,091
17,713	Shoe Zone PLC	38,465
43,242	SSE PLC	702,721
1,638	System1 Group PLC*	4,884
716	WH Smith PLC	19,188
9,676	Wm Morrison Supermarkets PLC	33,056
5,951	Zegona Communications PLC	8,800
		16,253,334
	UNITED STATES — 18.0%
14,432	Aaron’s, Inc.	717,559
735	Addus HomeCare Corp.*	47,701
7,272	Adtalem Global Education, Inc.*1	347,965
36,400	Aegon N.V.	216,580
17,797	Aetna, Inc.	3,564,205
91,533	Aflac, Inc.	4,232,486
39,702	AGNC Investment Corp. - REIT	755,132
13,033	Allstate Corp.	1,310,729
3,596	Alphabet, Inc. - Class A*	4,429,553
7,169	Altria Group, Inc.	419,530
349	Amazon.com, Inc.*	702,436
1,144	America’s Car-Mart, Inc.*1	95,467
7,386	American Eagle Outfitters, Inc.	191,741
7,842	American Electric Power Co., Inc.	562,507
9,218	American Financial Group, Inc.	1,026,516
25,753	American National Insurance Co.	3,305,140
450	Analog Devices, Inc.	44,482
12,159	Anthem, Inc.	3,218,852
18,550	Apple, Inc.	4,222,536
1,870	AptarGroup, Inc.	195,808
2,506	Archer-Daniels-Midland Co.	126,302
222	Aspen Technology, Inc.*	25,610
40,257	AT&T, Inc.	1,285,809
417	Atmos Energy Corp.	38,460
4,354	Automatic Data Processing, Inc.	638,949
34,062	Avangrid, Inc.	1,680,619
1,938	BancFirst Corp.[1]	123,644
2,329	Bank of Hawaii Corp. [1]	193,610
15,617	Baxter International, Inc.	1,161,436
5,661	Baycom Corp.*	148,318
711	Becton, Dickinson and Co.	186,190
53,163	Bed Bath & Beyond, Inc. [1]	953,744
5,454	Berkshire Hathaway, Inc.*	1,138,359
4,127	Bio-Rad Laboratories, Inc. - Class A*	1,342,513
407	Biogen, Inc.*	143,870
15,129	Blackstone Mortgage Trust, Inc. - Class A - REIT	515,294
167	Booking Holdings, Inc.*	325,909
1,716	Bristol-Myers Squibb Co.	103,904
7,927	Callaway Golf Co.	180,815
2,043	Career Education Corp.*	32,586
1,760	CDW Corp.	154,106
878	Centene Corp.*	128,609
36,973	CenterPoint Energy, Inc.[1]	1,027,480
1,077	Charles River Laboratories International, Inc.*	133,020
2,871	Chemed Corp.	928,883
10,734	Chemours Co.	468,002
5,174	Church & Dwight Co., Inc.	292,745
2,612	Churchill Downs, Inc.	738,151
95,391	Ciena Corp.*1	3,012,448
7,651	Cigna Corp.	1,440,989
104,690	Cisco Systems, Inc.	5,001,041
9,488	Citrix Systems, Inc.*	1,081,822
170	Clorox Co.	24,647
17,148	CNA Financial Corp.	769,945
20,660	Coca-Cola Co.	920,816
11,305	Colgate-Palmolive Co.	750,765

13

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
15,582	Columbia Sportswear Co.	$1,413,287
9,457	Commerce Bancshares, Inc.	672,014
74,599	Consolidated Edison, Inc.	5,888,099
6,397	Costco Wholesale Corp.	1,491,333
5,939	Danaher Corp.	614,924
5,280	Darden Restaurants, Inc.[1]	612,691
5,236	Deckers Outdoor Corp.*1	637,954
4,067	Dell Technologies, Inc. - Class V*	391,123
9,043	Denny’s Corp.*	136,278
36,358	Dick’s Sporting Goods, Inc.[1]	1,361,244
31,342	Dolby Laboratories, Inc. - Class A	2,199,895
1,766	DTE Energy Co.	196,273
10,195	Duke Energy Corp.	828,242
13,059	Eli Lilly & Co.	1,379,683
7,684	Ellington Residential Mortgage - REIT[1]	90,825
10,810	Encompass Health Corp.	881,988
1,036	Entegra Financial Corp.*	28,490
13,448	Entergy Corp.	1,124,118
7,696	Estee Lauder Cos., Inc. - Class A	1,078,364
37,931	Evergy, Inc.	2,163,964
59,781	Exelon Corp.	2,613,028
4,786	Expeditors International of Washington, Inc.	350,718
13,591	Express Scripts Holding Co.*	1,196,280
1,431	Exxon Mobil Corp.	114,723
7,631	F5 Networks, Inc.*	1,443,175
3,406	Facebook, Inc. - Class A*	598,536
32,661	Fidelity National Financial, Inc.	1,309,706
7,506	Fidelity National Information Services, Inc.	811,924
18,613	First American Financial Corp.	1,058,335
2,377	First Data Corp.*	61,136
2,407	First Financial Corp.	123,840
1,159	First Northern Community Bancorp*	15,832
8,919	FLIR Systems, Inc.	559,578
17,701	FNB Corp.[1]	238,078
20,081	Foot Locker, Inc.	989,993
2,299	General Dynamics Corp.	444,627
19,189	General Motors Co.	691,763
2,076	Genomic Health, Inc.*	126,989
17,333	Gilead Sciences, Inc.	1,312,628
1,431	Graham Holdings Co. - Class B	805,152
1,677	Grand Canyon Education, Inc.*	199,798
5,217	Haemonetics Corp.*	582,426
3,866	Hancock Whitney Corp.	199,292
1,321	Hanger, Inc.*	27,001
1,395	Hanover Insurance Group, Inc.	170,874
30,392	Hawaiian Electric Industries, Inc.[1]	1,071,926
2,904	HCA Healthcare, Inc.	389,455
348	Henry Schein, Inc.*	27,033
7,877	Home Depot, Inc.	1,581,465
81,852	Hormel Foods Corp.[1]	3,204,506
5,729	Humana, Inc.	1,909,247
2,100	Huntsman Corp.	64,029
3,229	Ingredion, Inc.	326,355
4,740	Innoviva, Inc.*	68,825
154,676	Intel Corp.	7,490,959
3,379	Inter Parfums, Inc.[1]	220,649
4,757	International Speedway Corp. - Class A	210,022
2,994	Intuit, Inc.	657,093
823	J&J Snack Foods Corp.	119,746
3,590	Jack Henry & Associates, Inc.	568,800
5,181	John Wiley & Sons, Inc. - Class A	334,434
45,529	Johnson & Johnson	6,132,301
8,969	JPMorgan Chase & Co.	1,027,668
396	Keurig Dr Pepper, Inc.	9,029
4,247	Kimberly-Clark Corp.	490,698
3,252	Laboratory Corp. of America Holdings*	562,173
6,463	Lancaster Colony Corp.[1]	1,009,973
5,699	Lincoln National Corp.	373,740
1,768	Lockheed Martin Corp.	566,485
42,861	Loews Corp.	2,156,337
5,483	Lululemon Athletica, Inc.*	849,481
596	Madison Square Garden Co.*	179,956
4,260	ManpowerGroup, Inc.	399,290
499	Masimo Corp.*	58,827
6,082	MasterCard, Inc. - Class A	1,311,036
7,452	Materion Corp.	475,438
421	McCormick & Co., Inc.[1]	52,574
12,908	McDonald’s Corp.	2,094,065
8,343	MDU Resources Group, Inc.	232,686

14

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
16,017	Merck & Co., Inc.	$1,098,606
7,025	MetLife, Inc.	322,377
957	Mettler-Toledo International, Inc.*	559,328
407,884	MFA Financial, Inc. - REIT	3,124,391
6,970	Microsoft Corp.	782,940
1,830	Molina Healthcare, Inc.*	252,540
699	Molson Coors Brewing Co. - Class B	46,651
375	Monster Beverage Corp.*	22,834
6,251	Motorola Solutions, Inc.	802,378
3,802	MSC Industrial Direct Co., Inc. - Class A	324,995
2,732	MSG Networks, Inc.*	66,388
1,128	National HealthCare Corp.[1]	86,935
6,043	National Instruments Corp.	288,553
5,669	NetScout Systems, Inc.*1	141,725
2,379	New Media Investment Group, Inc.	37,826
3,074	New York Times Co. - Class A	71,624
18,550	News Corp.	242,448
1,378	NIKE, Inc. - Class B	113,272
2,275	NorthWestern Corp.	136,409
3,183	Nu Skin Enterprises, Inc. - Class A	253,367
38	NVR, Inc.*	101,401
12,559	Old Republic International Corp.	278,559
318	ONE Gas, Inc.	24,973
990	Oxford Industries, Inc.[1]	92,159
50,460	Park Hotels & Resorts, Inc. - REIT	1,687,887
5,910	Paychex, Inc.	432,907
39,866	People’s United Financial, Inc.[1]	737,920
14,329	PepsiCo, Inc.	1,604,991
5,842	Perficient, Inc.*	167,841
135,318	Pfizer, Inc.	5,618,403
2,226	Phibro Animal Health Corp. - Class A	105,067
5,448	Phillips 66	645,642
15,418	Pinnacle Entertainment, Inc.*	527,912
14,475	Pinnacle West Capital Corp.	1,137,011
2,748	Plantronics, Inc.[1]	184,721
6,701	Prestige Consumer Healthcare, Inc.*1	257,988
20,148	Procter & Gamble Co.	1,671,277
1,930	Progress Software Corp.	78,995
7,426	Prudential Financial, Inc.	729,604
28,827	Public Service Enterprise Group, Inc.	1,509,093
1,822	PVH Corp.	260,838
10,015	Quest Diagnostics, Inc.	1,101,450
686	Ralph Lauren Corp.[1]	91,108
10,337	Raytheon Co.	2,061,611
1,959	Reinsurance Group of America, Inc.	279,843
12,304	Reliance Steel & Aluminum Co.	1,081,399
10,706	Republic Services, Inc.	785,392
2,143	ResMed, Inc.	238,752
287	Robert Half International, Inc.	22,438
559	Rockwell Collins, Inc.	75,996
3,545	Royal Gold, Inc.[1]	270,342
13,739	Scholastic Corp.[1]	577,588
88	Seaboard Corp.	324,261
26,147	Service Corp. International	1,097,128
2,001	Silgan Holdings, Inc.[1]	54,527
1,158	Sonoco Products Co.	64,894
6,888	Southern Copper Corp.	300,592
3,700	Starbucks Corp.	197,765
49,531	Starwood Property Trust, Inc. - REIT[1]	1,091,168
3,375	Steel Dynamics, Inc.	154,339
4,853	Steven Madden Ltd.[1]	282,202
5,344	Stryker Corp.	905,434
928	SunCoke Energy Partners LP	14,152
7,363	Synopsys, Inc.*	752,057
27,981	Sysco Corp.	2,093,538
2,975	Tapestry, Inc.	150,803
3,144	Tech Data Corp.*	228,726
841	Tetra Tech, Inc.	58,702
3,869	Texas Instruments, Inc.	434,876
3,018	Textron, Inc.[1]	208,333
2,159	Thor Industries, Inc.	206,055
13,318	TJX Cos., Inc.	1,464,580
2,265	Tootsie Roll Industries, Inc.[1]	65,232
15,498	Torchmark Corp.	1,362,584
5,074	Tractor Supply Co.	447,933
13,882	Travelers Cos., Inc.	1,826,871
13,271	Trustmark Corp.[1]	470,855
856	U.S. Physical Therapy, Inc.	107,214
56,040	Umpqua Holdings Corp.	1,199,256
4,663	United Natural Foods, Inc.*	165,583
4,464	United Technologies Corp.	587,909

15

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
7,184	United Therapeutics Corp.*	$883,560
8,581	UnitedHealth Group, Inc.	2,303,655
1,594	Universal Corp.[1]	95,321
4,362	Universal Health Services, Inc. - Class B	567,758
6,497	USANA Health Sciences, Inc.*1	857,279
5,676	Valero Energy Corp.	669,087
2,210	Varex Imaging Corp.*	69,394
5,526	Varian Medical Systems, Inc.*	619,023
19,693	Vectren Corp.	1,402,142
2,943	VF Corp.	271,139
4,836	Visa, Inc. - Class A	710,360
13,328	Voya Financial, Inc.	667,333
1,487	W.W. Grainger, Inc.	526,502
63,839	Walmart, Inc.	6,119,607
11,830	Walt Disney Co.	1,325,197
10,102	Waste Management, Inc.	918,272
1,786	Watsco, Inc.	312,532
939	WD-40 Co.[1]	166,626
2,132	WEC Energy Group, Inc.	144,081
2,211	WellCare Health Plans, Inc.*	668,982
34,736	Werner Enterprises, Inc.[1]	1,286,969
3,047	Williams-Sonoma, Inc.	213,991
3,414	Xenia Hotels & Resorts, Inc. - REIT	82,824
1,210	XO Group, Inc.*	36,373
7,590	Yum! Brands, Inc.	659,495
4,843	Zimmer Biomet Holdings, Inc.	598,740
13,206	Zoetis, Inc.	1,196,464
		205,195,827
	VIRGIN ISLANDS (BRITISH) — 0.0%[2]
2,639	Michael Kors Holdings Ltd.*	191,644

	TOTAL COMMON STOCKS
	(Cost $353,180,365)	424,893,325

	EXCHANGE-TRADED FUNDS — 19.2%
1,356,236	iShares Core MSCI Emerging Markets ETF[1]	70,944,705
1,962,303	iShares Edge MSCI Min Vol Emerging Markets ETF[1]	116,089,845
248,567	iShares Edge MSCI Min Vol Global ETF	21,588,044
132,538	iShares MSCI ACWI ETF[1]	9,782,630

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $201,964,569)	218,405,224

	CLOSED-END MUTUAL FUND — 0.0%[2]
18,708	Ground Rents Income Fund PLC - REIT	25,649

	TOTAL CLOSED-END MUTUAL FUND
	(Cost $32,244)	25,649

	OPEN-END MUTUAL FUND — 30.5%
13,095,641	GMO Quality Fund - Class VI 3	347,034,497

	TOTAL OPEN-END MUTUAL FUND
	(Cost $285,883,143)	347,034,497

	PREFERRED STOCK — 0.1%
	GERMANY — 0.1%
18,260	Porsche Automobil Holding S.E.	1,155,298

	TOTAL PREFERRED STOCK
	(Cost $1,066,352)	1,155,298

	PRIVATE FUND — 4.6%
	RIEF Strategic Partners Fund LLC	52,641,285

	TOTAL PRIVATE FUND
	(Cost $50,000,000)	52,641,285

16

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 18.5%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN —10.5%
	Collateral Pool Allocation[4]	$119,246,570

	MONEY MARKET FUND — 8.0%
91,667,412	JPMorgan Prime Money Market Fund - Institutional Shares, 2.03%[5]	91,694,913

	TOTAL SHORT–TERM INVESTMENTS
	(Cost $210,922,865)	210,941,483

	TOTAL INVESTMENTS — 110.3%
	(Cost $1,103,049,538)	1,255,096,761
	Liabilities in excess of other assets — (10.3)%	(117,107,884)

	TOTAL NET ASSETS —100.0%	$1,137,988,877

*	Non-income producing security.

[1]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $116,570,264.

[2]	Rounds to less than 0.05%.

[3]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[4]	Please refer to Note 2, Securities Lending, in the Notes to Financial Statements.

[5]	The rate is the annualized seven-day yield at period end.

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

LP – Limited Partnership

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements.

17

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

As of August 31, 2018 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS — 61.7%
	ALABAMA — 0.7%
$500,000	Alabama Industrial Development Authority, 6.45%, 12/1/2023, Call 10/9/20181 2	$499,960
1,500,000	Auburn University, 5.00%, 06/1/2038, Call 06/1/2028	1,740,660
3,855,000	Black Belt Energy Gas District, 4.00%, 08/1/2047, Call 04/1/2022[1]	4,064,442
500,000	County of Jefferson Sewer Revenue, AGM, 5.25%, 10/1/2048, Call 10/1/2023	549,945
2,605,000	Jacksonville Public Educational Building Authority, 5.00%, 07/1/2044, Call 07/1/2027	2,888,841
		9,743,848
	ALASKA — 0.1%
1,200,000	Alaska Industrial Development & Export Authority, 3.50%, 12/1/2020, Call 12/1/2019	1,215,840

	ARIZONA — 1.5%
500,000	Arizona Health Facilities Authority, 5.00%, 02/1/2043, Call 02/1/2023	522,665
	Arizona Industrial Development Authority
600,000	5.00%, 03/1/2037, Call 09/1/2027[3]	606,492
530,000	5.00%, 07/1/2047, Call 07/1/2027[3]	545,195
230,000	Cahava Springs Revitalization District, 7.00%, 07/1/2041, Call 07/1/2027[3]	234,510
250,000	City of Mesa Utility System Revenue, 5.00%, 07/1/2034, Call 07/1/2028	293,415
2,000,000	City of Phoenix Civic Improvement Corp., 5.00%, 07/1/2038, Call 07/1/2028	2,339,880
1,500,000	County of Pima, 4.00%, 07/1/2023	1,630,740
699,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 07/1/2025[3]	705,738
	Industrial Development Authority of the City of Phoenix
480,000	7.00%, 07/1/2022, Call 07/1/2020	518,227
645,000	5.00%, 10/1/2036, Call 10/1/2026	706,333
1,000,000	5.00%, 06/1/2042, Call 06/1/2022	1,072,020
	Industrial Development Authority of the County of Pima
540,000	7.00%, 01/1/2022	538,197
500,000	6.75%, 03/1/2034, Call 03/1/2024	512,160
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 09/1/2022[3]	338,847
1,000,000	La Paz County Industrial Development Authority, 5.75%, 06/15/2038, Call 06/15/2027[3]	1,008,810
750,000	Maricopa County Industrial Development Authority, 2.88%, 07/1/2021[3]	746,460
2,000,000	Mohave County Unified School District No. 20 Kingman, BAM, 5.00%, 07/1/2025	2,332,220
830,000	Quechan Indian Tribe of Fort Yuma, 9.75%, 05/1/2025, Call 05/1/2022	928,098
1,975,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	2,321,889
1,250,000	State of Arizona, AGM, 5.25%, 10/1/2028, Call 10/1/2019	1,294,213
785,000	Westpark Community Facility District, 5.00%, 07/15/2032, Call 07/15/2026	822,350
		20,018,459
	ARKANSAS — 0.3%
3,000,000	City of Fort Smith AR Water & Sewer Revenue, 5.00%, 10/1/2035, Call 10/1/2028	3,447,000

	CALIFORNIA — 6.6%
2,000,000	Bay Area Toll Authority, 2.81% (SIFMA Municipal Swap Index Yield+125 basis points), 04/1/2036, Call 10/1/2026[4]	2,079,760
1,000,000	California County Tobacco Securitization Agency, 5.13%, 06/1/2038, Call 10/9/2018	1,006,500
	California Health Facilities Financing Authority
155,000	5.00%, 08/15/2036, Call 08/15/2027	175,006
3,000,000	5.00%, 11/15/2048, Call 11/15/2027	3,409,140

18

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2018 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
	California Municipal Finance Authority
$200,000	6.63%, 01/1/2032, Call 01/1/2022[3]	$213,026
500,000	7.00%, 06/1/2034, Call 06/1/2022	562,430
500,000	5.75%, 10/1/2034, Call 10/1/2021	513,455
905,000	5.00%, 10/1/2035, Call 10/1/2022	927,326
1,000,000	5.00%, 02/1/2037, Call 02/1/2027	1,113,000
1,585,000	5.00%, 01/1/2042, Call 01/1/2028	1,784,742
750,000	5.00%, 06/1/2046, Call 06/1/2026	808,245
1,000,000	California Municipal Finance Authority, AGM, 4.00%, 12/31/2047, Call 06/30/2028[2]	1,024,470
	California Pollution Control Financing Authority
1,000,000	5.00%, 07/1/2037, Call 07/1/20222 3	1,057,220
250,000	8.00%, 07/1/2039, Call 07/1/20272 3	269,795
990,000	5.00%, 11/21/2045, Call 10/9/2018[3]	1,000,781
	California School Finance Authority
700,000	5.00%, 08/1/2036, Call 08/1/2025[3]	754,103
1,000,000	5.00%, 08/1/2041, Call 08/1/2025[3]	1,070,370
500,000	5.00%, 10/1/2042, Call 10/1/2022[3]	513,495
350,000	6.75%, 11/1/2045, Call 11/1/2024[3]	370,493
980,000	7.00%, 06/1/2047, Call 06/1/2020[5]	730,100
1,000,000	California State Public Works Board, 5.00%, 10/1/2039, Call 10/1/2024	1,129,190
	California Statewide Communities Development Authority
13,586	6.00%, 11/1/2032, Call 11/1/2020[5]	13,042
1,000,000	2.63%, 11/1/2033[1]	1,007,060
22,319	6.25%, 11/1/2042, Call 11/1/20203 5	21,471
435,000	5.25%, 12/1/2043, Call 06/1/2028[3]	482,180
2,005,000	5.25%, 12/1/2044, Call 12/1/2024	2,175,445
100,000	5.00%, 04/1/2047, Call 04/1/2027	110,945
1,000,000	5.50%, 12/1/2054, Call 12/1/2024	1,086,060
850,000	California Statewide Communities Development Authority, AGM, 5.25%, 10/1/2043, Call 10/1/2024	938,544
640,000	City of Fresno Airport Revenue, BAM, 4.75%, 07/1/2027, Call 07/1/2023[2]	690,208
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025	218,722
500,000	City of Lathrop, 5.00%, 09/2/2040, Call 09/2/2025	541,640
	City of Los Angeles Department of Airports
1,000,000	5.00%, 05/15/2035, Call 11/15/2027[2]	1,144,060
1,000,000	5.00%, 05/15/2047, Call 05/15/2027[2]	1,120,310
880,000	City of Roseville, 5.00%, 09/1/2037, Call 03/1/2019	890,146
1,020,000	City of San Juan Bautista Water & Wastewater Revenue, 6.00%, 10/1/2024, Call 10/1/2018	1,023,366
455,000	City of Upland, 5.00%, 01/1/2034, Call 01/1/2028	506,952
320,000	Community Development Properties Los Angeles County, Inc., 5.25%, 09/1/2030, Call 09/1/2021	350,906
250,000	County of Madera, 5.38%, 03/15/2036, Call 03/15/2020	264,733
1,000,000	County of Sacramento Airport System Revenue, 5.00%, 07/1/2036, Call 07/1/2028	1,170,870
700,000	County of San Bernardino, 4.00%, 09/1/2042, Call 09/1/2024	707,910
	Foothill-Eastern Transportation Corridor Agency, AGM
2,000,000	0.00%, 01/15/2035	1,037,840
1,000,000	5.00%, 01/15/2042, Call 01/15/2024	1,094,180
	Golden State Tobacco Securitization Corp.
2,000,000	5.30%, 06/1/2037, Call 06/1/2022	2,087,220
935,000	5.00%, 06/1/2047, Call 06/1/2022	961,227
2,500,000	5.00%, 06/1/2047, Call 06/1/2022	2,570,125
1,000,000	Hesperia Public Financing Authority, XLCA, 5.00%, 09/1/2037, Call 10/9/2018	1,000,890
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025	1,048,680
1,000,000	Jurupa Public Financing Authority, 5.00%, 09/1/2042, Call 09/1/2024	1,104,850

19

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2018 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,000,000	Lammersville School District Community Facilities District, 5.30%, 09/1/2030, Call 09/1/2022	$1,051,360
500,000	Lynwood Redevelopment Agency, 6.75%, 09/1/2026, Call 09/1/2021	567,325
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	425,481
250,000	Merced Designated Local Authority Redevelopment Agency Successor Agency, 6.50%, 09/1/2039, Call 09/1/2019	262,275
	National City Community Development Commission
500,000	5.75%, 08/1/2021	558,070
500,000	7.00%, 08/1/2032, Call 08/1/2021	575,800
150,000	Norco Community Redevelopment Agency Successor Agency, 5.88%, 03/1/2032, Call 03/1/2020	159,719
1,000,000	Oakland Unified School District/Alameda County, 6.13%, 08/1/2029, Call 08/1/2019	1,042,540
240,000	Oxnard Financing Authority, 5.00%, 09/2/2033, Call 09/2/2022	252,389
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	3,015,400
2,000,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	2,303,540
1,500,000	Pittsburg Successor Agency Redevelopment Agency, 6.50%, 09/1/2028	1,500,000
1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 10/1/2023	1,099,860
2,000,000	Regents of the University of California Medical Center Pooled Revenue, 5.00%, 05/15/2041, Call 05/15/2026	2,259,740
500,000	Ridgecrest Redevelopment Agency, 6.13%, 06/30/2037, Call 06/30/2020	541,435
733,000	River Rock Entertainment Authority, 8.00%, 11/1/2018, Call 10/9/2018[5]	291,368
695,000	Riverside County Redevelopment Successor Agency, AGM, 5.00%, 10/1/2030, Call 10/1/2024	785,621
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	3,033,825
1,860,000	San Bernardino County Financing Authority, NATL-RE, 5.50%, 06/1/2037	2,018,267
	San Francisco City & County Airport Commission-San Francisco International Airport
2,500,000	5.00%, 05/1/2046, Call 05/1/2026[2]	2,769,300
2,000,000	5.00%, 05/1/2047, Call 05/1/2027	2,275,080
1,000,000	San Francisco City & County Redevelopment Financing Authority, 6.63%, 08/1/2041, Call 02/1/2021	1,120,620
2,100,000	San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2044, Call 01/15/2025	2,288,160
75,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	41,064
500,000	San Marcos Public Facilities Authority, 5.00%, 09/1/2035, Call 09/1/2022	533,260
965,000	San Marcos Public Facilities Authority, AGM, 5.00%, 09/1/2033, Call 09/1/2024	1,080,742
	Santa Ana Financing Authority, NATL-RE
500,000	6.25%, 07/1/2024	580,825
500,000	6.25%, 07/1/2024	572,025
460,000	Santaluz Community Facilities District No. 2, 5.10%, 09/1/2030, Call 09/1/2021	496,860
490,000	Semitropic Improvement District, 5.00%, 12/1/2038, Call 12/1/2019	510,898
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 10/1/2024	1,032,650
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	658,027
1,350,000	5.00%, 11/1/2033	1,600,573
1,000,000	Tejon Ranch Public Facilities Finance Authority, 5.25%, 09/1/2028, Call 09/1/2022	1,085,560

20

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2018 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$100,000	Temecula Public Financing Authority, 5.75%, 09/1/2032, Call 09/1/2027[3]	$100,138
	Tobacco Securitization Authority of Southern California
500,000	5.00%, 06/1/2037, Call 09/24/2018	502,115
1,000,000	5.13%, 06/1/2046, Call 09/24/2018	1,004,230
1,080,000	Tustin Community Redevelopment Agency Successor Agency, 5.00%, 09/1/2032	1,101,600
1,000,000	Westminster Redevelopment Agency Successor Agency, 5.75%, 11/1/2036, Call 11/1/2021	1,107,940
		88,087,911
	COLORADO — 2.6%
	Cathedral Pines Metropolitan District
580,000	5.00%, 12/1/2031, Call 12/1/2026	626,673
1,905,000	5.00%, 12/1/2046, Call 12/1/2026	2,014,176
	Central Platte Valley Metropolitan District
625,000	5.63%, 12/1/2038, Call 12/1/2023	696,900
500,000	5.00%, 12/1/2043, Call 12/1/2023	529,935
2,000,000	City & County of Denver Co. Airport System Revenue, 5.25%, 12/1/2043, Call 12/1/2028[2]	2,302,620
500,000	City Center West Residential Metropolitan District, 6.25%, 12/1/2044, Call 12/1/2019	486,750
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 12/15/2025	540,120
550,000	4.75%, 04/1/2030, Call 04/1/2022	563,035
1,000,000	6.00%, 12/15/2037, Call 12/15/2024	973,200
600,000	6.25%, 11/1/2040, Call 11/1/2020	613,866
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
100,000	5.00%, 08/15/2034, Call 08/15/2024	108,208
500,000	4.00%, 10/1/2039, Call 10/1/2024	502,935
500,000	5.13%, 12/1/2039, Call 12/1/2019	505,010
1,000,000	Colorado Educational & Cultural Facilities Authority, NATL, 5.25%, 03/1/2025	1,149,800
	Colorado Health Facilities Authority
500,000	5.00%, 01/15/2035, Call 01/15/2026	558,940
500,000	5.00%, 06/1/2036, Call 06/1/2027	554,035
1,000,000	7.75%, 08/1/2039, Call 08/1/2019	1,053,930
500,000	8.00%, 08/1/2043, Call 02/1/2024	570,760
2,000,000	5.00%, 05/15/2045, Call 05/15/2025	2,177,560
500,000	Colorado Health Facilities Authority, AGM, 5.50%, 05/15/2030, Call 05/15/2019	513,365
500,000	Colorado High Performance Transportation Enterprise, 5.00%, 12/31/2047, Call 12/31/2024	541,595
	Denver Convention Center Hotel Authority
500,000	5.00%, 12/1/2034, Call 12/1/2026	558,180
550,000	5.00%, 12/1/2040, Call 12/1/2026	599,126
	Denver Health & Hospital Authority
945,000	5.00%, 12/1/2033, Call 12/1/2028	1,054,667
1,470,000	5.00%, 12/1/2039, Call 12/1/2023	1,558,729
250,000	Denver International Business Center Metropolitan District No. 1, 5.38%, 12/1/2035, Call 12/1/2020	256,735
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	430,140
	E-470 Public Highway Authority, NATL-RE
320,000	0.00%, 09/1/2028, Call 09/1/2020	194,384
480,000	0.00%, 09/1/2030	312,206
250,000	Fitzsimons Village Metropolitan District No. 3, 5.75%, 03/1/2032, Call 03/1/2020	249,070
2,000,000	Grand River Hospital District, AGM, 5.25%, 12/1/2030, Call 12/1/2028	2,372,740
1,010,000	Harvest Junction Metropolitan District, 5.38%, 12/1/2037, Call 12/1/2022	1,048,420
750,000	Heritage Todd Creek Metropolitan District, 6.13%, 12/1/2044, Call 12/1/2024	764,880

21

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2018 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$1,790,000	Lincoln Park Metropolitan District, AGM, 5.00%, 12/1/2042, Call 12/1/2027	$2,009,311
4,147	Mount Carbon Metropolitan District, 7.00%, 06/1/2043	3,732
1,010,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 12/1/2025	1,127,978
1,080,000	Promenade Castle Rock Metropolitan District No. 1, 5.75%, 12/1/2039, Call 12/1/2020	1,133,892
425,000	Rampart Range Metropolitan District No. 1, AGM, 5.00%, 12/1/2042, Call 12/1/2027	477,071
1,000,000	Regional Transportation District, 6.00%, 01/15/2041, Call 07/15/2020	1,044,620
500,000	Southglenn Metropolitan District, 3.00%, 12/1/2021	497,770
125,000	Sterling Hills West Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2027	135,170
575,000	Water Valley Metropolitan District No. 2, 5.25%, 12/1/2040, Call 12/1/2026	614,169
		34,026,403
	CONNECTICUT — 0.2%
500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 10/9/2018[2]	484,010
190,000	Connecticut State Health & Educational Facility Authority, 5.00%, 07/1/2037, Call 07/1/2027	213,457
2,000,000	State of Connecticut, 2.33% (SIFMA Municipal Swap Index Yield+77 basis points), 09/15/2018[4]	2,000,420
		2,697,887
	DELAWARE — 0.2%
1,000,000	Delaware State Economic Development Authority, 6.75%, 09/1/2035, Call 03/1/2025[3]	1,002,580
1,500,000	Delaware Transportation Authority, 5.00%, 06/1/2055, Call 06/1/2025	1,646,220
		2,648,800
	DISTRICT OF COLUMBIA — 0.5%
2,000,000	District of Columbia Water & Sewer Authority, 5.00%, 10/1/2043, Call 04/1/2028	2,307,240
	Metropolitan Washington Airports Authority
1,820,000	5.00%, 10/1/2042, Call 10/1/2027[2]	2,045,644
655,000	5.00%, 10/1/2044, Call 10/1/2024[2]	717,310
1,000,000	Washington Convention & Sports Authority, 5.00%, 10/1/2030, Call 10/1/2027	1,172,540
		6,242,734
	FLORIDA — 3.9%
930,000	Ave Maria Stewardship Community District, 6.70%, 05/1/2042, Call 05/1/2022	953,436
895,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 05/1/2023	905,328
100,000	Bonterra Community Development District, 4.13%, 05/1/2047, Call 05/1/2028	96,330
1,350,000	Capital Projects Finance Authority, NATL-RE, 5.00%, 10/1/2031, Call 10/9/2018	1,350,877
	Capital Trust Agency, Inc.
500,000	4.38%, 06/15/2027[3]	488,390
810,000	5.35%, 07/1/2029, Call 07/1/2020	836,479
100,000	Century Gardens at Tamiami Community Development District, 4.25%, 05/1/2037, Call 05/1/2026	102,493
500,000	City of Atlantic Beach, 5.63%, 11/15/2043, Call 11/15/2023	551,035
	City of Lakeland
540,000	5.00%, 09/1/2037, Call 09/1/2022	569,090
2,435,000	5.00%, 11/15/2045, Call 11/15/2024	2,652,275
1,000,000	City of Tampa, 5.00%, 05/1/2037, Call 05/1/2028	1,153,850
500,000	County of Bay, 5.00%, 09/1/2043, Call 09/1/2023	518,745
1,740,000	County of Miami-Dade Aviation Revenue, 5.00%, 10/1/2033, Call 10/1/2024[2]	1,938,986
1,395,000	County of Miami-Dade Aviation Revenue, AGC, 5.00%, 10/1/2028, Call 10/1/2019	1,443,992

22

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2018 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$3,000,000	County of Palm Beach, 5.00%, 05/1/2028, Call 05/1/2026	$3,512,700
100,000	Fiddlers Creek Community Development District No. 1, 4.00%, 05/1/2021	99,102
	Florida Development Finance Corp.
750,000	6.25%, 07/1/2034, Call 07/1/2024	766,028
2,000,000	7.63%, 06/15/2041, Call 06/15/2021	2,182,580
2,920,000	5.63%, 01/1/2047, Call 01/1/20191 2 3	3,051,079
500,000	Florida Higher Educational Facilities Financial Authority, 4.50%, 06/1/2033, Call 06/1/2028[3]	518,745
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 10/1/2022	1,096,610
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 05/1/2024	504,625
1,000,000	Greater Orlando Aviation Authority, 5.00%, 11/15/2036, Call 05/15/2023[2]	1,052,410
1,000,000	Hernando County School District, AGM, 5.00%, 07/1/2031, Call 07/1/2026	1,136,240
2,000,000	Jacksonville Port Authority, 5.00%, 11/1/2044, Call 11/1/2028	2,261,760
	Lake Ashton Community Development District
150,000	5.00%, 05/1/2025	153,225
430,000	5.00%, 05/1/2037, Call 05/1/2025	413,325
1,680,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/1/2025	1,720,253
100,000	Lee County Industrial Development Authority, 5.75%, 06/15/2042, Call 06/15/2022	100,191
910,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026	923,905
	Mediterra South Community Development District
95,000	5.10%, 05/1/2031, Call 05/1/2022	101,379
385,000	5.00%, 05/1/2034, Call 05/1/2023	364,942
	Miami Beach Health Facilities Authority
1,500,000	4.25%, 11/15/2034, Call 11/15/2019	1,501,305
1,000,000	5.00%, 11/15/2039, Call 11/15/2024	1,059,400
	Miami-Dade County Industrial Development Authority
630,000	5.00%, 09/15/2034, Call 09/15/2024	665,860
500,000	5.75%, 11/1/2036, Call 11/1/2026[3]	478,260
105,000	5.00%, 09/15/2044, Call 09/15/2027[3]	110,852
320,000	5.25%, 09/15/2044, Call 09/15/2024	338,598
1,280,000	Orange County Health Facilities Authority, 5.00%, 10/1/2035, Call 10/1/2026	1,425,395
	Palm Beach County Health Facilities Authority
525,000	6.75%, 06/1/2024, Call 06/1/2022	597,077
850,000	5.00%, 12/1/2031, Call 12/1/2024	923,338
500,000	5.00%, 11/1/2043, Call 11/1/2022	521,665
750,000	Pinellas County Educational Facilities Authority, 6.50%, 10/1/2031, Call 10/1/2021	815,662
680,000	Putnam County Development Authority, 5.00%, 03/15/2042, Call 05/1/2028	762,341
1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026	1,698,000
	South Miami Health Facilities Authority
1,000,000	5.00%, 08/15/2037, Call 08/15/2027	1,130,720
900,000	5.00%, 08/15/2042, Call 08/15/2027	1,013,940
1,650,000	5.00%, 08/15/2047, Call 08/15/2027	1,852,108
2,000,000	State of Florida, 4.00%, 07/1/2048, Call 07/1/2028	2,070,640
100,000	Stonebrier Community Development District, 4.00%, 05/1/2037, Call 05/1/2026	102,517

23

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2018 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$785,000	Tolomato Community Development District, 5.40%, 05/1/2037, Call 10/9/2018	$785,754
135,000	Turtle Run Community Development District, 5.00%, 05/1/2037, Call 05/1/2028[3]	142,723
470,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 05/1/2023	475,805
		51,992,365
	GEORGIA — 1.0%
1,000,000	Atlanta Development Authority, 7.00%, 01/1/2040, Call 01/1/2028	996,570
	Burke County Development Authority
1,500,000	2.05%, 10/1/2032[1]	1,470,225
1,000,000	4.13%, 11/1/2045, Call 02/1/2028	991,070
	City of Atlanta Water & Wastewater Revenue, AGM
165,000	5.25%, 11/1/2034, Call 11/1/2019	171,786
85,000	5.25%, 11/1/2034, Call 11/1/2019	88,227
	Fulton County Development Authority
500,000	5.00%, 04/1/2037, Call 04/1/2027	555,900
1,000,000	6.50%, 04/1/2043, Call 04/1/2023	964,350
750,000	Gainesville & Hall County Development Authority, 6.63%, 11/15/2039, Call 11/15/2019	793,103
130,000	Georgia Housing & Finance Authority, 3.70%, 12/1/2025, Call 06/1/2020	132,257
1,100,000	Georgia Municipal Association, Inc., 4.00%, 12/1/2024	1,193,412
500,000	Macon-Bibb County Urban Development Authority, 5.00%, 06/15/2027[3]	511,015
500,000	Medical Center Hospital Authority, AGM, 5.00%, 08/1/2041, Call 08/1/2020	528,670
1,695,000	Private Colleges & Universities Authority, 5.00%, 04/1/2044, Call 04/1/2024	1,823,549
600,000	Thomasville Hospital Authority, 5.25%, 11/1/2035, Call 11/1/2020	643,350
2,500,000	Valdosta & Lowndes County Hospital Authority, 5.00%, 10/1/2041, Call 10/1/2021	2,684,450
		13,547,934
	GUAM — 0.5%
	Guam Government Waterworks Authority
500,000	5.25%, 07/1/2033, Call 07/1/2023	541,030
1,000,000	5.00%, 07/1/2035, Call 07/1/2024	1,077,800
450,000	5.63%, 07/1/2040, Call 07/1/2020	480,960
	Territory of Guam
1,000,000	5.00%, 12/1/2034, Call 12/1/2026	1,105,750
245,000	5.00%, 01/1/2037, Call 01/1/2022	256,341
1,400,000	5.00%, 11/15/2039, Call 11/15/2025	1,526,896
1,000,000	7.00%, 11/15/2039, Call 11/15/2019	1,062,860
		6,051,637
	HAWAII — 0.1%
500,000	Hawaii Housing Finance & Development Corp., 6.75%, 05/1/2047, Call 05/1/2022	535,060
1,000,000	State of Hawaii Airports System Revenue, 5.00%, 07/1/2048, Call 07/1/2028[2]	1,119,310
		1,654,370
	IDAHO — 0.3%
	Idaho Health Facilities Authority
300,000	4.38%, 07/1/2034, Call 07/1/2024[3]	307,974
1,040,000	5.00%, 12/1/2047, Call 12/1/2027	1,170,052
	Idaho Housing & Finance Association
1,225,000	5.00%, 07/15/2027, Call 07/15/2019	1,259,925
250,000	6.00%, 06/1/2038, Call 10/9/2018	250,300
370,000	6.00%, 07/1/2039, Call 07/1/2028[3]	395,301
415,000	6.00%, 07/1/2049, Call 07/1/2028[3]	439,265
565,000	6.00%, 07/1/2054, Call 07/1/2028[3]	595,815
		4,418,632
	ILLINOIS — 7.2%
	Chicago Board of Education
100,000	5.75%, 04/1/2034, Call 04/1/2027	115,018
1,000,000	6.10%, 04/1/2036, Call 04/1/2027	1,184,500
180,000	5.00%, 04/1/2037, Call 04/1/2027	194,987

24

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2018 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$500,000	5.25%, 12/1/2039, Call 12/1/2024	$516,595
500,000	5.00%, 12/1/2042, Call 12/1/2022	504,140
1,950,000	7.00%, 12/1/2044, Call 12/1/2025	2,267,791
1,100,000	6.00%, 04/1/2046, Call 04/1/2027	1,286,571
1,000,000	Chicago Board of Education, NATL, 0.00%, 12/1/2022	871,540
	Chicago O’Hare International Airport
500,000	5.00%, 07/1/2033, Call 07/1/2028[2]	558,775
2,500,000	5.00%, 01/1/2046, Call 01/1/2025	2,719,775
680,000	Chicago Park District, 5.00%, 11/15/2024	769,461
	Chicago Transit Authority
475,000	5.25%, 12/1/2030, Call 12/1/2021	510,164
2,500,000	5.00%, 12/1/2046, Call 12/1/2026	2,684,750
	City of Chicago
615,000	4.50%, 01/1/2021, Call 01/1/2020	636,999
1,000,000	4.84%, 04/15/2028, Call 01/16/2023[3]	999,730
1,000,000	5.25%, 01/1/2035, Call 01/1/2021	1,024,940
1,000,000	5.50%, 01/1/2035, Call 01/1/2025	1,076,060
2,380,000	6.00%, 01/1/2038, Call 01/1/2027	2,697,754
500,000	5.50%, 01/1/2040, Call 01/1/2025	534,585
900,000	5.00%, 01/1/2041, Call 01/1/2022	988,470
1,000,000	City of Chicago Motor Fuel Tax Revenue, 5.00%, 01/1/2029, Call 01/1/2024	1,052,350
665,000	City of Chicago Wastewater Transmission Revenue, 5.00%, 01/1/2034, Call 01/1/2025	717,974
1,000,000	City of Chicago Waterworks Revenue, AGM, 5.00%, 11/1/2028, Call 11/1/2024	1,117,570
	County of Cook
700,000	5.00%, 11/15/2021, Call 11/15/2019	723,548
1,000,000	5.25%, 11/15/2022, Call 11/15/2020	1,065,400
2,000,000	5.25%, 11/15/2033, Call 11/15/2020	2,097,840
1,500,000	6.50%, 10/15/2040, Call 10/15/2020[1]	1,583,520
	Illinois Educational Facilities Authority
570,000	3.90%, 11/1/2036, Call 11/1/2027	564,123
2,000,000	4.50%, 11/1/2036, Call 11/1/2024	2,061,700
	Illinois Finance Authority
700,000	5.00%, 08/1/2026	786,338
235,000	5.00%, 08/15/2026, Call 08/15/2020	248,748
465,000	5.00%, 08/15/2026, Call 08/15/2020	489,371
425,000	5.00%, 08/1/2027	479,995
465,000	5.00%, 11/1/2027, Call 11/1/2019	482,256
500,000	5.00%, 08/1/2028, Call 08/1/2027	561,830
665,000	6.38%, 11/1/2029, Call 05/1/2019	685,342
2,135,000	5.00%, 03/1/2031, Call 03/1/2027	2,398,438
600,000	5.75%, 10/1/2032, Call 10/1/2022	642,336
670,000	5.00%, 03/1/2033, Call 03/1/2027	746,903
1,000,000	5.00%, 08/1/2033, Call 08/1/2024	1,112,050
315,000	5.00%, 02/15/2034, Call 02/15/2027	359,412
500,000	5.00%, 03/1/2034, Call 03/1/2027	555,830
2,000,000	4.00%, 07/1/2034, Call 01/1/2026	2,066,640
500,000	7.75%, 08/15/2034, Call 08/15/2019	528,115
1,000,000	5.00%, 04/1/2036, Call 10/9/2018	975,980
225,000	5.00%, 02/15/2037, Call 08/15/2027	245,664
1,000,000	6.88%, 08/15/2038, Call 08/15/2019	1,048,070
550,000	5.00%, 09/1/2042, Call 09/1/2024	583,236
1,925,000	5.00%, 09/1/2046, Call 09/1/2026	2,056,882
2,100,000	5.00%, 02/15/2047, Call 08/15/2027	2,271,318
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,041,230
1,000,000	6.00%, 10/1/2048, Call 10/1/2022	1,067,700
250,000	Illinois Finance Authority, AGM, 5.25%, 03/1/2030, Call 03/1/2020	262,992
3,000,000	Illinois Housing Development Authority, 1.80%, 12/1/2020[1]	2,996,040
485,000	Illinois Sports Facilities Authority, 5.00%, 06/15/2021	502,508
1,000,000	Illinois Sports Facilities Authority, AGM, 5.25%, 06/15/2032, Call 06/15/2024	1,096,250
1,000,000	Illinois State University, AGM, 5.00%, 04/1/2033, Call 04/1/2028	1,112,490

25

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2018 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$840,000	Lake County Township High School District No. 121, 4.00%, 03/1/2019	$849,610
530,000	Metropolitan Pier & Exposition Authority, 5.00%, 06/15/2057, Call 12/15/2027	565,627
	Metropolitan Pier & Exposition Authority, NATL
1,000,000	0.00%, 06/15/2029	637,570
3,300,000	0.00%, 12/15/2030	1,947,924
1,600,000	Metropolitan Pier & Exposition Authority, State Appropriation, 5.00%, 12/15/2028, Call 06/15/2022	1,681,264
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/1/2041, Call 12/1/2026	2,095,005
500,000	Quad Cities Regional Economic Development Authority, 4.75%, 10/1/2032, Call 10/1/2022	521,585
	Railsplitter Tobacco Settlement Authority
780,000	5.25%, 06/1/2021	842,010
3,000,000	5.00%, 06/1/2024	3,378,030
1,000,000	Round Lake IL Lakewood Grove Special Service Area No. 3 & 4, BAM, 4.00%, 03/1/2033, Call 03/1/2027	1,012,220
2,000,000	Sales Tax Securitization Corp., 5.00%, 01/1/2031, Call 01/1/2028	2,270,840
1,000,000	Southwestern Illinois Development Authority, 7.13%, 11/1/2043, Call 11/1/2023	1,240,970
	State of Illinois
735,000	5.00%, 01/1/2019	741,277
1,900,000	5.00%, 11/1/2019	1,955,461
1,000,000	5.00%, 12/1/2019	1,031,140
500,000	5.00%, 03/1/2024, Call 03/1/2022	521,590
1,000,000	5.00%, 11/1/2025	1,066,130
1,500,000	5.50%, 07/1/2026, Call 07/1/2023	1,622,295
1,000,000	5.00%, 05/1/2028, Call 05/1/2024	1,044,450
2,000,000	3.00%, 06/15/2033, Call 06/15/2026	1,788,120
500,000	5.00%, 03/1/2037, Call 03/1/2022	514,160
1,000,000	4.25%, 12/1/2037, Call 12/1/2027	979,340
1,500,000	5.00%, 02/1/2039, Call 02/1/2024	1,542,090
295,000	State of Illinois, AMBAC, 6.25%, 12/15/2020	304,310
2,000,000	State of Illinois, BAM, 4.00%, 06/15/2030, Call 06/15/2026	2,084,100
	Will County Community High School District No. 210 Lincoln-Way
550,000	0.00%, 01/1/2031	282,408
250,000	0.00%, 01/1/2032	120,305
1,350,000	Will County Community High School District No. 210 Lincoln-Way, AGM, 0.00%, 01/1/2024	1,131,205
1,000,000	Will County Community High School District No. 210 Lincoln-Way, AGM-CR, 5.00%, 01/1/2027, Call 01/1/2023	1,076,680
900,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 03/1/2025	876,294
		96,254,604
	INDIANA — 1.2%
1,820,000	Ball State University, 5.00%, 07/1/2036, Call 07/1/2028	2,105,795
1,000,000	City of Rockport, 7.00%, 06/1/2028, Call 02/1/2022[2]	1,018,930
1,500,000	City of Whiting, 2.31% (SIFMA Municipal Swap Index Yield+75 basis points), 12/1/2044, Call 06/3/20192 4	1,503,060
1,000,000	Indiana Bond Bank, 5.25%, 10/15/2018	1,003,880
	Indiana Finance Authority
505,000	6.00%, 12/1/2019	519,832
675,000	6.00%, 12/1/2026, Call 06/1/2020	691,247
2,000,000	5.00%, 02/1/2030, Call 02/1/2028	2,390,800
3,000,000	4.00%, 11/1/2033, Call 11/1/2027	3,107,010
250,000	5.25%, 11/1/2039, Call 11/1/2019	260,282
1,960,000	Michigan City School Building Corp., 5.00%, 01/15/2025	2,239,692
500,000	Town of Shoals, 7.25%, 11/1/2043, Call 11/1/2023[2]	560,890
		15,401,418
	IOWA — 0.6%
	Iowa Finance Authority
1,000,000	5.25%, 12/1/2025, Call 12/1/2023	1,067,740

26

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2018 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	IOWA (Continued)
$2,520,000	4.75%, 08/1/2042, Call 08/1/2022	$2,586,704
250,000	Iowa Finance Authority, AGC, 5.25%, 08/15/2029, Call 08/15/2019	258,230
500,000	Iowa Higher Education Loan Authority, 6.00%, 10/1/2031, Call 10/1/2021	531,300
	Iowa Student Loan Liquidity Corp.
1,440,000	4.63%, 12/1/2019[2]	1,474,387
650,000	5.50%, 12/1/2025, Call 12/1/2019	672,887
	Iowa Tobacco Settlement Authority
800,000	5.60%, 06/1/2034, Call 10/9/2018	807,440
410,000	5.38%, 06/1/2038, Call 10/9/2018	413,973
		7,812,661
	KANSAS — 0.0%[6]
500,000	Overland Park Development Corp., AMBAC, 5.13%, 01/1/2032, Call 10/9/2018	500,705

	KENTUCKY — 0.6%
	Kentucky Economic Development Finance Authority
200,000	5.00%, 06/1/2037, Call 06/1/2027	215,686
2,000,000	5.00%, 01/1/2045, Call 07/1/2025	2,129,960
765,000	Kentucky Municipal Power Agency, NATL, 5.00%, 09/1/2032, Call 09/1/2026	848,301
3,000,000	Louisville & Jefferson County Metropolitan Sewer District, 5.00%, 11/12/2018	3,018,270
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	1,101,710
		7,313,927
	LOUISIANA — 1.1%
1,175,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 07/1/2023	1,262,138
500,000	Jefferson Parish Hospital Service District No. 2, 6.25%, 07/1/2031, Call 07/1/2021	521,295
1,500,000	Jefferson Sales Tax District, AGM, 5.00%, 12/1/2037, Call 12/1/2027	1,713,120
	Louisiana Local Government Environmental Facilities & Community Development Authority
500,000	6.50%, 11/1/2035, Call 11/1/2020	544,120
1,205,000	5.00%, 10/1/2037, Call 10/1/2027	1,340,466
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 5.00%, 10/1/2043, Call 10/1/2027	1,107,510
	Louisiana Public Facilities Authority
1,000,000	5.00%, 12/15/2021	1,092,690
500,000	8.13%, 12/15/2033, Call 12/15/2023	536,585
1,000,000	5.00%, 05/15/2035, Call 05/15/2025	1,105,750
920,000	6.50%, 07/1/2036, Call 07/1/20232 3	1,016,499
1,400,000	5.00%, 07/1/2042, Call 07/1/2027	1,531,446
1,260,000	Port New Orleans Board of Commissioners, AGM, 5.00%, 04/1/2038, Call 04/1/2028[2]	1,420,222
1,000,000	State of Louisiana, 4.00%, 09/1/2032, Call 09/1/2026	1,049,520
		14,241,361
	MAINE — 0.6%
1,500,000	Finance Authority of Maine, 5.38%, 12/15/2033, Call 12/15/20262 3	1,557,570
	Maine Health & Higher Educational Facilities Authority
1,615,000	5.00%, 07/1/2035, Call 07/1/2027	1,815,696
700,000	5.00%, 07/1/2035, Call 07/1/2027	786,989
1,000,000	5.00%, 07/1/2037, Call 07/1/2028	1,132,610
420,000	Maine Health & Higher Educational Facilities Authority, ST RES FD GTY, 5.00%, 07/1/2040, Call 07/1/2020	439,572
1,500,000	Maine Municipal Bond Bank, 5.00%, 11/1/2031, Call 11/1/2027	1,763,505
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 10/9/2018[2]	499,960
		7,995,902
	MARYLAND — 1.4%
	City of Baltimore
2,500,000	5.00%, 07/1/2036, Call 01/1/2027	2,849,900

27

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2018 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MARYLAND (Continued)
$1,525,000	5.00%, 09/1/2036, Call 09/1/2027	$1,696,379
1,000,000	5.00%, 09/1/2042, Call 09/1/2027	1,098,640
	City of Rockville
575,000	5.00%, 11/1/2030, Call 11/1/2024	632,575
795,000	5.00%, 11/1/2031, Call 11/1/2024	872,743
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 06/1/2024	1,706,576
	Maryland Health & Higher Educational Facilities Authority
2,700,000	5.00%, 08/15/2038, Call 08/15/2023	2,965,923
1,000,000	5.00%, 07/1/2040, Call 07/1/2025	1,077,700
500,000	5.00%, 07/1/2045, Call 07/1/2025	537,290
	Maryland Stadium Authority
2,000,000	5.00%, 05/1/2036, Call 05/1/2028	2,309,500
2,000,000	5.00%, 05/1/2046, Call 05/1/2026	2,238,320
		17,985,546
	MASSACHUSETTS — 0.8%
1,500,000	Commonwealth of Massachusetts, 4.00%, 05/1/2036, Call 05/1/2028	1,574,760
	Massachusetts Development Finance Agency
400,000	5.25%, 12/1/2025, Call 12/1/2019	414,764
600,000	5.00%, 07/1/2034, Call 07/1/2027	666,336
2,000,000	5.00%, 07/1/2038[1]	2,271,080
500,000	5.85%, 12/1/2042[1]	513,600
	Massachusetts Educational Financing Authority
1,500,000	5.00%, 01/1/2021[2]	1,595,235
300,000	5.50%, 01/1/2022, Call 01/1/2020	313,947
310,000	6.00%, 01/1/2028, Call 01/1/2020	319,790
1,000,000	5.00%, 07/1/2028[2]	1,164,390
200,000	4.25%, 07/1/2046, Call 07/1/2026[2]	203,320
1,000,000	Massachusetts Water Resources Authority, 5.00%, 08/1/2040, Call 08/1/2026	1,136,790
		10,174,012
	MICHIGAN — 2.2%
1,000,000	Flint Hospital Building Authority, 4.00%, 07/1/2019	1,009,250
	Grand Rapids Public Schools, AGM
1,170,000	5.00%, 05/1/2022	1,287,456
685,000	5.00%, 05/1/2024	781,366
1,000,000	Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/1/2035, Call 07/1/2026	1,108,320
275,000	Kentwood Economic Development Corp., 5.63%, 11/15/2041, Call 05/15/2022	294,676
	Michigan Finance Authority
275,000	5.00%, 06/1/2029, Call 06/1/2019	267,847
3,000,000	4.50%, 10/1/2029, Call 10/1/2024	3,164,430
1,165,000	5.00%, 07/1/2031, Call 07/1/2024	1,264,573
1,670,000	5.00%, 12/1/2032, Call 06/1/2022	1,821,202
2,500,000	5.00%, 10/1/2033, Call 10/1/2024	2,771,225
1,000,000	5.00%, 07/1/2034, Call 07/1/2025	1,095,370
500,000	5.00%, 07/1/2035, Call 07/1/2025	546,410
2,500,000	5.00%, 12/1/2047, Call 12/1/2022	2,696,475
1,450,000	Michigan Finance Authority, NATL, 5.00%, 07/1/2036, Call 07/1/2024	1,573,931
1,000,000	Michigan Finance Authority, SAW, 4.00%, 11/1/2048, Call 11/1/2028	1,010,790
250,000	5.63%, 11/15/2029, Call 11/15/2019	261,425
2,000,000	2.40%, 11/15/2047[1]	2,004,260
970,000	Michigan State Housing Development Authority, 2.64% (LIBOR 3 Month+100 basis points), 04/1/2042, Call 04/1/20212 4	982,853
	Michigan Strategic Fund
880,000	7.00%, 12/1/2030, Call 12/1/20231 2 3	980,716
2,445,000	4.13%, 07/1/2045, Call 10/9/2018[1]	2,449,108
250,000	Renaissance Public School Academy, 6.00%, 05/1/2037, Call 05/1/2022	257,735
500,000	Summit Academy, 6.38%, 11/1/2035, Call 10/9/2018	500,320
1,500,000	Wayne County Airport Authority, 5.00%, 12/1/2037, Call 12/1/2027	1,696,470
		29,826,208
	MINNESOTA — 0.3%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 07/1/2025	263,295
70,000	City of Minneapolis, 5.00%, 12/1/2037, Call 12/1/2027[3]	68,222

28

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2018 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MINNESOTA (Continued)
	Housing & Redevelopment Authority of The City of St Paul
$1,000,000	5.00%, 11/15/2029, Call 11/15/2025	$1,172,990
1,285,000	5.00%, 11/15/2030, Call 11/15/2025	1,507,292
415,000	5.50%, 09/1/2043, Call 09/1/2020	424,620
145,000	Northern Municipal Power Agency, 5.00%, 01/1/2036, Call 01/1/2027	163,479
500,000	World Learner School of Chaska Charter School No. 4016, 8.00%, 12/1/2043, Call 12/1/2021	549,615
		4,149,513
	MISSISSIPPI — 0.2%
500,000	Mississippi Business Finance Corp., 5.00%, 02/1/20361 2 3	518,995
2,000,000	Mississippi Home Corp., GNMA/FNMA/FHLMC, 1.19%, 12/1/2020, Call 12/1/2019[1]	1,997,060
		2,516,055
	MISSOURI — 0.5%
	City of Kansas City Sanitary Sewer System Revenue
600,000	5.00%, 01/1/2030, Call 01/1/2028	698,832
685,000	5.00%, 01/1/2032, Call 01/1/2028	785,894
350,000	5.00%, 01/1/2034, Call 01/1/2028	397,043
250,000	Hanley Road Corridor Transportation Development District, 5.88%, 10/1/2036, Call 10/1/2019	256,240
	Hannibal Industrial Development Authority
640,000	5.00%, 10/1/2042, Call 10/1/2027	701,536
445,000	5.00%, 10/1/2047, Call 10/1/2027	485,642
	Health & Educational Facilities Authority of the State of Missouri
835,000	5.00%, 06/1/2034, Call 06/1/2020	880,073
1,150,000	6.00%, 02/1/2041, Call 02/1/2021	1,225,865
1,000,000	5.00%, 11/15/2043, Call 05/15/2028	1,118,880
350,000	4.00%, 11/15/2049, Call 11/15/2027	355,373
		6,905,378
	MONTANA — 0.0%[6]
500,000	City of Kalispell, 3.40%, 11/15/2022, Call 11/15/2018	500,190

	NEBRASKA — 0.4%
	Central Plains Energy Project
1,875,000	5.00%, 09/1/2027, Call 09/1/2022	2,044,462
2,500,000	5.00%, 09/1/2032, Call 09/1/2022	2,725,950
535,000	5.00%, 09/1/2037	629,267
250,000	5.25%, 09/1/2037, Call 09/1/2022	274,948
		5,674,627
	NEVADA — 0.7%
240,000	City of Carson City, 5.00%, 09/1/2037, Call 09/1/2027	264,830
1,000,000	City of Sparks, 6.75%, 06/15/2028, Call 09/24/2018[3]	1,000,780
1,000,000	County of Clark, 5.00%, 06/1/2043, Call 06/1/2028	1,149,550
700,000	County of Clark Department of Aviation, 5.00%, 07/1/2030, Call 01/1/2020	727,811
1,000,000	Henderson Public Improvement Trust, 5.50%, 01/1/2034, Call 07/1/2024	1,097,840
	Las Vegas Valley Water District
2,000,000	5.00%, 06/1/2039, Call 12/1/2024	2,255,060
2,000,000	5.00%, 06/1/2041, Call 06/1/2026	2,258,120
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025[3]	615,861
		9,369,852
	NEW HAMPSHIRE — 0.4%
	New Hampshire Health and Education Facilities Authority Act
2,000,000	5.00%, 07/1/2037, Call 07/1/2027	2,208,340
215,000	5.00%, 08/1/2037, Call 02/1/2028	239,738
3,000,000	5.00%, 07/1/2041, Call 01/1/2028	3,378,060
		5,826,138
	NEW JERSEY — 2.1%
	New Jersey Economic Development Authority
600,000	5.13%, 09/15/2023, Call 08/20/2022[2]	648,366
1,500,000	5.00%, 03/1/2024, Call 03/1/2023	1,627,080
1,000,000	5.25%, 09/1/2025, Call 03/1/2021	1,055,290
2,000,000	3.13%, 07/1/2029, Call 07/1/2027	1,959,380
1,000,000	3.38%, 07/1/2030, Call 07/1/2027	988,900
100,000	5.00%, 07/15/2032, Call 07/15/2027	109,820

29

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2018 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW JERSEY (Continued)
$1,000,000	5.00%, 06/15/2033, Call 06/15/2027	$1,098,980
500,000	5.00%, 07/1/2033, Call 07/1/2027	550,100
280,000	6.00%, 10/1/2034, Call 10/1/2024[3]	286,406
880,000	5.00%, 06/15/2036, Call 12/15/2026	955,654
350,000	6.30%, 10/1/2049, Call 10/1/2024[3]	357,396
1,250,000	5.75%, 09/1/2050, Call 09/1/2028[3]	1,312,237
1,000,000	New Jersey Educational Facilities Authority, 5.00%, 06/15/2025, Call 06/15/2024	1,098,650
	New Jersey Health Care Facilities Financing Authority
500,000	5.75%, 07/1/2037, Call 10/9/2018	501,115
1,175,000	5.00%, 07/1/2046, Call 07/1/2025	1,287,812
	New Jersey Higher Education Student Assistance Authority
1,000,000	5.25%, 06/1/2020, Call 06/1/2019	1,024,140
1,000,000	5.00%, 12/1/2025[2]	1,127,840
500,000	5.00%, 12/1/2028, Call 06/1/2028[2]	568,940
855,000	4.25%, 12/1/2047, Call 12/1/2026[2]	869,236
4,675,000	New Jersey Housing & Mortgage Finance Agency, 3.15%, 10/1/2024[2]	4,692,905
750,000	New Jersey Transportation Trust Fund Authority, 5.00%, 06/15/2044, Call 06/15/2024	790,680
2,000,000	South Jersey Port Corp., 5.00%, 01/1/2037, Call 01/1/2028[2]	2,186,820
1,000,000	State of New Jersey, 5.25%, 06/15/2026, Call 06/15/2019	1,027,920
1,610,000	Tobacco Settlement Financing Corp., 5.00%, 06/1/2036, Call 06/1/2028	1,799,304
		27,924,971
	NEW MEXICO — 0.3%
845,000	County of Bernalillo, AMBAC, 5.45%, 06/1/2034, Call 10/9/2018[2]	845,389
810,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 10/1/2023	842,772
1,020,000	Volterra Public Improvement District, 6.75%, 10/1/2033, Call 10/1/2024	1,045,898
1,055,000	Winrock Town Center Tax Increment Development District No. 1, 6.00%, 05/1/2040, Call 05/1/2020[3]	1,069,833
		3,803,892
	NEW YORK — 4.2%
400,000	Brooklyn Arena Local Development Corp., 6.00%, 07/15/2030, Call 01/15/2020	423,816
450,000	Build New York City Resource Corp., 5.00%, 04/15/2043, Call 04/15/2023	461,138
	City of New York
2,000,000	5.00%, 03/1/2026, Call 03/1/2024	2,275,860
2,000,000	5.00%, 04/1/2040, Call 04/1/2028	2,300,100
1,000,000	Hempstead Town Local Development Corp., 6.24%, 02/1/2047, Call 02/1/2027	940,620
2,000,000	Metropolitan Transportation Authority, 5.00%, 11/15/2033, Call 05/15/2028	2,306,940
2,500,000	Metropolitan Transportation Authority, AGM, 2.01% (LIBOR 1 Month+57 basis points), 11/1/2032[4]	2,504,350
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 07/1/2024	704,840
	New York City Industrial Development Agency
400,000	5.65%, 10/1/2028, Call 10/9/2018[2]	403,700
500,000	5.75%, 10/1/2036, Call 10/9/2018[2]	504,625
1,500,000	New York City Industrial Development Agency, AMBAC, 5.00%, 01/1/2031, Call 10/9/2018	1,503,615
1,000,000	New York City Industrial Development Agency, FGIC, 5.00%, 03/1/2046, Call 10/9/2018	1,005,090
	New York City Transitional Finance Authority Building Aid Revenue, SAW
2,000,000	5.00%, 07/15/2037, Call 07/15/2028	2,307,800
2,000,000	5.00%, 07/15/2043, Call 07/15/2028	2,289,560

30

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2018 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
	New York City Water & Sewer System
$1,500,000	5.00%, 06/15/2032, Call 06/15/2027	$1,748,835
1,000,000	5.00%, 06/15/2039, Call 06/15/2028	1,157,330
5,000,000	5.00%, 06/15/2047, Call 12/15/2022	5,484,800
	New York Counties Tobacco Trust VI
950,000	5.63%, 06/1/2035	1,043,727
450,000	5.00%, 06/1/2045, Call 06/1/2026	480,596
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,238,090
2,000,000	5.38%, 11/15/2040, Call 11/15/2024[3]	2,204,840
1,000,000	5.00%, 11/15/2044, Call 11/15/2024[3]	1,052,650
1,500,000	7.25%, 11/15/2044, Call 11/15/2024[3]	1,778,580
	New York State Dormitory Authority
955,000	5.00%, 02/15/2034, Call 02/15/2019	969,822
45,000	5.00%, 02/15/2034, Call 02/15/2019	45,626
2,000,000	5.00%, 02/15/2044, Call 02/15/2025	2,224,100
1,000,000	5.00%, 02/15/2045, Call 02/15/2025	1,111,430
1,000,000	New York State Urban Development Corp., 5.25%, 01/1/2021, Call 01/1/2019	1,012,140
2,000,000	Niagara Falls Bridge Commission, NATL, 6.25%, 10/1/2021	2,248,200
	Onondaga Civic Development Corp.
235,000	5.00%, 07/1/2040, Call 07/1/2025	254,289
500,000	5.00%, 07/1/2045, Call 07/1/2025	539,790
	Port Authority of New York & New Jersey
590,000	5.50%, 12/1/2031, Call 12/1/2020	634,433
1,000,000	5.00%, 09/1/2037, Call 09/1/2028	1,167,760
4,500,000	5.00%, 10/15/2041, Call 10/15/2025	5,075,415
265,000	6.00%, 12/1/2042, Call 12/1/2020	288,635
1,500,000	Triborough Bridge & Tunnel Authority, 5.00%, 11/15/2045, Call 11/15/2025	1,698,990
	TSASC, Inc.
970,000	5.00%, 06/1/2045, Call 06/1/2027	995,482
950,000	5.00%, 06/1/2048, Call 06/1/2027	972,220
750,000	Westchester County Local Development Corp., 5.50%, 05/1/2042, Call 05/1/2024	828,742
		56,188,576
	NORTH CAROLINA — 0.2%
1,000,000	County of New Hanover, AGM, 5.00%, 10/1/2027, Call 10/1/2019	1,035,340
2,000,000	North Carolina Medical Care Commission, 5.00%, 12/1/2033, Call 12/1/2022	2,197,300
		3,232,640
	NORTH DAKOTA — 0.1%
1,000,000	County of Burleigh, 4.38%, 04/15/2026	1,002,430

	OHIO — 1.7%
2,000,000	Buckeye Tobacco Settlement Financing Authority, 5.88%, 06/1/2030, Call 09/24/2018	2,009,180
1,000,000	Butler County Port Authority, 6.00%, 12/1/2043, Call 12/1/2022	987,090
830,000	City of Akron, 5.00%, 12/1/2026	919,042
1,000,000	City of Chillicothe, 5.00%, 12/1/2037, Call 12/1/2027	1,102,540
400,000	City of Cleveland Airport System Revenue, 5.00%, 01/1/2031, Call 01/1/2022	428,768
710,000	Cleveland-Cuyahoga County Port Authority, 5.00%, 12/1/2037, Call 12/1/2027	734,374
500,000	County of Allen Hospital Facilities Revenue, 5.00%, 06/1/2038, Call 06/1/2020	527,435
1,000,000	County of Butler, 5.75%, 11/1/2040, Call 11/1/2020	1,082,680
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 03/1/2025	508,310

31

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2018 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	OHIO (Continued)
$2,330,000	Indian Creek Local School District, School District Credit Program, 5.00%, 11/1/2055, Call 11/1/2028	$2,584,366
	Ohio Air Quality Development Authority
500,000	5.63%, 06/1/2018[5]	482,500
1,000,000	5.63%, 10/1/2019	1,023,000
1,000,000	3.74%, 12/1/20231 5	600,000
2,700,000	Ohio Housing Finance Agency, 1.35%, 03/1/2019[1]	2,700,000
2,665,000	Ohio Turnpike & Infrastructure Commission, 5.00%, 02/15/2037, Call 02/15/2028	3,065,017
1,500,000	Ohio Water Development Authority, 5.00%, 12/1/2034, Call 12/1/2026	1,734,075
1,000,000	Southeastern Ohio Port Authority, 5.75%, 12/1/2032, Call 12/1/2022	1,076,020
1,000,000	State of Ohio, 5.60%, 08/1/2032, Call 10/9/20181 2	1,001,460
		22,565,857
	OKLAHOMA — 0.5%
940,000	Coweta Public Works Authority, 4.00%, 08/1/2027, Call 08/1/2026	986,774
1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	1,131,270
1,175,000	Oklahoma County Finance Authority, 4.50%, 09/1/2024	1,296,695
850,000	Oklahoma Development Finance Authority, 5.00%, 08/15/2029, Call 08/15/2028	970,862
2,000,000	Oklahoma Development Finance Authority, AGM, 4.00%, 08/15/2048, Call 08/15/2028	2,021,260
		6,406,861
	OREGON — 0.1%
	Oregon State Facilities Authority
1,000,000	5.00%, 04/1/2045, Call 04/1/2025	1,105,900
765,000	5.00%, 10/1/2046, Call 10/1/2026	829,941
		1,935,841
	PENNSYLVANIA — 2.5%
305,000	Allegheny County Higher Education Building Authority, 5.00%, 10/15/2037, Call 10/15/2027	332,459
1,000,000	Allegheny County Hospital Development Authority, 5.50%, 08/15/2034, Call 08/15/2019	1,030,660
	Allegheny County Industrial Development Authority
130,000	6.75%, 11/1/2024, Call 11/1/2019	133,292
95,000	6.00%, 07/15/2038, Call 07/15/2023	99,048
1,000,000	Allentown City School District, AGM SAW, 4.00%, 02/15/2021	1,041,870
	Berks County Industrial Development Authority
450,000	5.00%, 05/15/2032, Call 05/15/2027	494,887
1,000,000	5.00%, 11/1/2036, Call 11/1/2027	1,111,620
	Chester County Industrial Development Authority
100,000	5.00%, 10/1/2034, Call 10/1/2024	106,953
280,000	5.38%, 10/15/2042, Call 10/15/2022	288,876
1,125,000	Coatesville School District, AGM SAW, 5.00%, 08/1/2022	1,228,129
	Commonwealth Financing Authority
1,825,000	5.00%, 06/1/2034, Call 06/1/2028	2,057,213
1,000,000	5.00%, 06/1/2035, Call 06/1/2028	1,123,710
315,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	396,881
265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025	288,442
1,000,000	Hospitals & Higher Education Facilities Authority of Philadelphia, 5.63%, 07/1/2036, Call 07/1/2022	1,083,920
2,000,000	Manheim Township School District, 1.84% (LIBOR 1 Month+42 basis points), 11/1/2021[4]	2,014,980
650,000	Montgomery County Higher Education & Health Authority, 5.00%, 09/1/2037, Call 09/1/2028	731,009
290,000	Montgomery County Industrial Development Authority, FHA, 5.00%, 08/1/2024, Call 08/1/2020	306,460
1,500,000	Moon Area School District, SAW, 5.00%, 11/15/2028, Call 11/15/2024	1,679,175

32

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2018 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
	Pennsylvania Economic Development Financing Authority
$400,000	6.25%, 10/15/2023, Call 10/15/2019	$415,288
250,000	6.40%, 12/1/2038, Call 09/1/2025	255,068
	Pennsylvania Higher Educational Facilities Authority
1,000,000	5.00%, 08/15/2027	1,186,910
600,000	5.80%, 07/1/2030, Call 07/1/2020	642,258
	Pennsylvania Turnpike Commission
1,000,000	5.00%, 12/1/2033, Call 12/1/2024	1,115,990
2,000,000	5.00%, 12/1/2036, Call 12/1/2027	2,216,640
500,000	5.00%, 12/1/2041, Call 06/1/2026	554,010
1,000,000	5.00%, 12/1/2043, Call 12/1/2028	1,118,950
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,109,980
	Philadelphia Authority for Industrial Development
795,000	5.00%, 05/1/2027, Call 05/1/2026	915,919
500,000	8.00%, 01/1/2033, Call 01/1/2023	553,720
500,000	6.88%, 06/15/2033, Call 06/15/2023	547,125
1,000,000	6.60%, 11/1/2047, Call 11/1/2027	974,660
440,000	Quakertown General Authority, 4.00%, 07/1/2022	437,668
1,000,000	School District of Philadelphia, SAW, 5.00%, 09/1/2038, Call 09/1/2026	1,098,630
2,000,000	Southeastern Pennsylvania Transportation Authority, 5.00%, 06/1/2029, Call 06/1/2027	2,337,220
525,000	Sports & Exhibition Authority of Pittsburgh and Allegheny County, 5.00%, 12/15/2036, Call 12/15/2027	583,821
1,150,000	St. Mary Hospital Authority, 5.00%, 11/15/2023	1,302,375
275,000	Susquehanna Area Regional Airport Authority, 5.00%, 01/1/2035, Call 01/1/2028[2]	303,870
500,000	Upper Merion Area School District, SAW, 5.00%, 01/15/2034, Call 01/15/2026	571,270
		33,790,956
	RHODE ISLAND — 0.3%
1,535,000	Rhode Island Commerce Corp., 5.00%, 07/1/2041, Call 07/1/2026	1,691,294
	Rhode Island Health & Educational Building Corp.
1,000,000	6.00%, 09/1/2033, Call 09/1/2023	1,181,210
1,000,000	8.38%, 01/1/2046, Call 01/1/2021	1,147,110
500,000	Rhode Island Health & Educational Building Corp., AGC, 6.25%, 05/15/2030, Call 05/15/2019	515,945
		4,535,559
	SOUTH CAROLINA — 1.1%
1,000,000	City of Columbia Waterworks & Sewer System Revenue, 5.00%, 02/1/2043, Call 02/1/2023	1,093,600
2,000,000	Lexington County Health Services District, Inc., 5.00%, 11/1/2041, Call 05/1/2026	2,163,560
2,500,000	Patriots Energy Group Financing Agency, 4.00%, 10/1/2048, Call 11/1/2023[1]	2,658,125
	South Carolina Jobs-Economic Development Authority
500,000	6.00%, 02/1/2035, Call 02/1/20232 3	508,875
1,000,000	5.00%, 11/1/2043, Call 05/1/2028	1,123,700
1,000,000	South Carolina Jobs-Economic Development Authority, AGM, 6.25%, 08/1/2034, Call 08/1/2021	1,121,470
2,000,000	South Carolina Ports Authority, 5.00%, 07/1/2038, Call 07/1/2028[2]	2,250,980
	South Carolina Public Service Authority
1,500,000	5.00%, 12/1/2028, Call 12/1/2026	1,691,790
730,000	5.00%, 12/1/2055, Call 06/1/2025	774,034
1,015,000	5.25%, 12/1/2055, Call 12/1/2025	1,103,305
		14,489,439
	SOUTH DAKOTA — 0.2%
	South Dakota Health & Educational Facilities Authority
555,000	5.00%, 09/1/2040, Call 09/1/2027	618,731
1,235,000	5.00%, 11/1/2045, Call 11/1/2025	1,352,942
		1,971,673

33

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2018 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TENNESSEE — 1.6%
$1,000,000	Bristol Industrial Development Board, 0.00%, 12/1/2031[3]	$462,040
	Chattanooga-Hamilton County Hospital Authority
500,000	5.00%, 10/1/2034, Call 10/1/2024	539,560
1,220,000	5.00%, 10/1/2044, Call 10/1/2024	1,301,410
	Johnson City Health & Educational Facilities Board
500,000	6.50%, 07/1/2038, Call 07/1/2020	541,925
2,000,000	5.00%, 08/15/2042, Call 08/15/2022	2,106,580
	Knox County Health Educational & Housing Facility Board
365,000	5.25%, 05/1/2025, Call 11/1/2024[3]	329,876
45,000	6.00%, 05/1/2034, Call 11/1/2024[3]	39,658
2,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 1.55%, 11/15/2030[1]	1,979,360
9,095,000	Shelby County Health Educational & Housing Facilities Board, AGM, 1.54%, 06/1/2042, Call 09/6/2018[1]	9,095,000
	Tennessee Energy Acquisition Corp.
1,055,000	5.00%, 02/1/2025	1,188,890
1,000,000	5.63%, 09/1/2026	1,143,230
1,000,000	4.00%, 05/1/2048, Call 02/1/2023[1]	1,059,640
1,500,000	4.00%, 11/1/2049, Call 08/1/2025[1]	1,590,945
		21,378,114
	TEXAS — 4.6%
85,000	Arlington Higher Education Finance Corp., 5.00%, 08/15/2048, Call 08/15/2027	83,571
	Austin Convention Enterprises, Inc.
500,000	5.00%, 01/1/2033, Call 01/1/2027	563,715
320,000	5.00%, 01/1/2034, Call 01/1/2027	357,811
500,000	Central Texas Regional Mobility Authority, 6.75%, 01/1/2041, Call 01/1/2021	554,335
2,000,000	City of Arlington, AGM, 5.00%, 02/15/2048, Call 02/15/2028	2,265,260
1,000,000	City of El Paso, 5.00%, 08/15/2036, Call 08/15/2026	1,132,870
1,500,000	City of Fort Worth, 5.00%, 03/1/2027, Call 03/1/2026	1,744,650
250,000	City of Hackberry, 4.50%, 09/1/2038, Call 09/1/2027	258,405
	City of Houston
500,000	5.25%, 09/1/2028, Call 09/1/2021	541,765
1,000,000	4.00%, 03/1/2033, Call 03/1/2027	1,057,530
750,000	City of Houston Airport System Revenue, 5.00%, 07/15/2035, Call 07/15/2025[2]	806,685
1,500,000	City of Lewisville, 6.00%, 09/1/2037, Call 09/1/2022[3]	1,561,245
750,000	City of Sugar Land, 5.00%, 02/15/2029, Call 02/15/2027	880,702
	Clifton Higher Education Finance Corp.
500,000	5.00%, 08/15/2042, Call 08/15/2022	526,080
100,000	4.40%, 12/1/2047, Call 12/1/2022	100,880
1,500,000	4.60%, 12/1/2049, Call 12/1/2024	1,526,775
1,000,000	Danbury Higher Education Authority, Inc., 6.50%, 08/15/2043, Call 08/15/2023	1,097,960
345,000	Decatur Hospital Authority, 6.63%, 09/1/2031, Call 09/1/2023	401,332
1,065,000	El Paso Downtown Development Corp., 5.00%, 08/15/2026	1,212,130
3,000,000	Grand Parkway Transportation Corp., 5.00%, 10/1/2038, Call 04/1/2028	3,447,480
1,000,000	Harris County Cultural Education Facilities Finance Corp., 5.00%, 11/15/2022	1,116,680
1,110,000	Harris County Toll Road Authority, 5.00%, 08/15/2043, Call 02/15/2028	1,268,808
475,000	Jefferson County Industrial Development Corp., 8.25%, 07/1/2032, Call 07/1/2022	486,728
	New Hope Cultural Education Facilities Finance Corp.
600,000	4.75%, 04/1/2034, Call 04/1/2024	613,068
1,000,000	5.00%, 04/1/2039, Call 04/1/2024	1,034,830
2,505,000	5.00%, 07/1/2047, Call 07/1/2025	2,223,814
	New Hope Cultural Education Facilities Finance Corp., AGM
375,000	5.00%, 07/1/2038, Call 07/1/2027	414,064
1,500,000	5.00%, 04/1/2046, Call 04/1/2024	1,622,445

34

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2018 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$2,200,000	5.00%, 07/1/2048, Call 07/1/2027	$2,394,480
830,000	Newark Higher Education Finance Corp., 5.00%, 06/15/2037, Call 06/15/2022	831,917
1,050,000	North Texas Municipal Water District, 5.00%, 06/1/2024	1,204,003
	North Texas Tollway Authority
405,000	6.00%, 01/1/2028, Call 01/1/2019	410,609
95,000	6.00%, 01/1/2028, Call 01/1/2019	96,242
2,000,000	5.00%, 01/1/2035, Call 01/1/2027	2,268,940
905,000	Northside Independent School District, PSF, 1.75%, 06/1/2032, Call 09/27/2018[1]	888,212
1,000,000	Port of Corpus Christi Authority of Nueces County, 5.00%, 12/1/2036, Call 12/1/2028	1,152,270
1,000,000	Red River Health Facilities Development Corp., 7.25%, 12/15/2047, Call 12/1/2021[5]	622,500
	SA Energy Acquisition Public Facility Corp.
1,000,000	5.50%, 08/1/2021	1,092,070
290,000	5.50%, 08/1/2027	343,792
1,750,000	San Antonio Independent School District, PSF, 5.00%, 08/15/2048, Call 08/15/2025	1,958,600
1,000,000	San Antonio Water System, 2.00%, 05/1/2043, Call 11/1/2021[1]	993,020
	State of Texas
2,000,000	5.00%, 10/1/2026, Call 10/1/2025	2,342,020
2,500,000	5.00%, 10/1/2036, Call 10/1/2025	2,845,450
	Tarrant County Cultural Education Facilities Finance Corp.
1,000,000	4.20%, 09/1/2025, Call 09/1/2023	1,071,020
2,000,000	5.00%, 11/15/2038, Call 05/15/2023	2,172,020
1,620,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/4/2025	1,577,216
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	639,993
170,000	6.25%, 12/15/2026	196,999
	Texas Municipal Gas Acquisition & Supply Corp. III
500,000	5.00%, 12/15/2028, Call 12/15/2022	542,775
500,000	5.00%, 12/15/2031, Call 12/15/2022	539,220
	Texas Private Activity Bond Surface Transportation Corp.
1,000,000	7.50%, 06/30/2032, Call 06/30/2020	1,091,900
1,345,000	7.00%, 06/30/2040, Call 06/30/2020	1,452,681
1,500,000	Texas Water Development Board, 4.00%, 10/15/2037, Call 10/15/2027	1,574,760
	Town of Westlake
450,000	5.50%, 09/1/2025	452,556
200,000	6.13%, 09/1/2035, Call 09/1/2025	201,068
1,200,000	Uptown Development Authority, 5.00%, 09/1/2036, Call 09/1/2026	1,326,264
		61,184,215
	UTAH — 0.3%
200,000	County of Utah, 5.00%, 05/15/2036, Call 05/15/2028	230,694
1,200,000	Salt Lake City Corp. Airport Revenue, 5.00%, 07/1/2026[2]	1,387,908
	Utah Charter School Finance Authority
280,000	3.63%, 06/15/2021[3]	277,833
1,300,000	4.50%, 07/15/2027[3]	1,288,690
500,000	5.25%, 06/15/2037, Call 06/15/2027[3]	507,690
		3,692,815
	VERMONT — 0.2%
500,000	Vermont Educational & Health Buildings Financing Agency, 6.25%, 01/1/2041, Call 01/1/2021	548,685
1,400,000	Vermont Student Assistance Corp., 5.00%, 06/15/2022[2]	1,512,238
		2,060,923
	VIRGINIA — 1.4%
715,000	Celebrate North Community Development Authority, 4.69%, 03/1/2018*5	429,000

35

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2018 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	VIRGINIA (Continued)
$1,000,000	Chesapeake Bay Bridge & Tunnel District, 5.00%, 07/1/2046, Call 07/1/2026	$1,110,490
400,000	Chesterfield County Economic Development Authority, 5.00%, 05/1/2023, Call 05/1/2019	407,872
1,455,000	Federal Home Loan Mortgage Corporation Multifamily Variable Rate Demand Certificates, 4.15%, 04/15/2025, Call 04/15/2020[2]	1,482,441
2,000,000	Hampton Roads Sanitation District, 5.00%, 10/1/2030, Call 10/1/2027	2,367,920
3,000,000	Hampton Roads Transportation Accountability Commission, 5.50%, 07/1/2057, Call 01/1/2028	3,568,200
	Roanoke Economic Development Authority, AGM
5,000	5.00%, 07/1/2038, Call 07/1/2020[1]	5,290
245,000	5.00%, 07/1/2038, Call 07/1/2020	255,614
	Virginia Commonwealth Transportation Board
1,000,000	5.00%, 05/15/2028, Call 11/15/2027	1,202,370
2,500,000	4.00%, 05/15/2031, Call 05/15/2026	2,670,550
	Virginia Small Business Financing Authority
80,000	6.00%, 01/1/2037, Call 07/1/2022[2]	88,358
130,000	5.50%, 01/1/2042, Call 07/1/2022[2]	140,661
4,215,000	5.00%, 12/31/2049, Call 06/30/2027[2]	4,597,385
		18,326,151
	WASHINGTON — 2.4%
2,000,000	Clark County School District No. 114 Evergreen, School Bond Gty, 4.00%, 12/1/2034, Call 06/1/2028	2,117,420
1,500,000	County of King WA Sewer Revenue, 5.00%, 07/1/2047, Call 01/1/2025	1,670,625
2,000,000	Energy Northwest, 5.00%, 07/1/2032, Call 07/1/2028	2,369,820
	King County Public Hospital District No. 4
705,000	5.00%, 12/1/2038, Call 12/1/2025	678,880
1,000,000	7.00%, 12/1/2040, Call 12/1/2021	1,030,690
	King County School District No. 406 Tukwila, School Bond Gty
2,190,000	4.00%, 12/1/2030, Call 06/1/2026	2,343,300
1,560,000	4.00%, 12/1/2031, Call 06/1/2026	1,658,093
275,000	Ocean Shores Local Improvement District, 7.25%, 02/1/2031	330,627
1,500,000	Seattle Housing Authority, 1.25%, 04/1/2019, Call 09/27/2018	1,492,980
	State of Washington
2,000,000	5.00%, 08/1/2037, Call 08/1/2023	2,218,720
1,770,000	5.00%, 02/1/2038, Call 02/1/2027	2,018,525
1,435,000	5.00%, 07/1/2039, Call 07/1/2028	1,636,876
1,000,000	5.00%, 06/1/2040, Call 06/1/2026	1,132,000
275,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 09/24/2018	275,503
	Washington Health Care Facilities Authority
190,000	5.00%, 10/1/2032, Call 10/1/2028	223,180
1,000,000	2.96% (SIFMA Municipal Swap Index Yield+140 basis points), 01/1/2035, Call 07/1/2024[4]	1,015,570
1,500,000	5.00%, 08/15/2036, Call 08/15/2027	1,652,115
1,500,000	6.38%, 10/1/2036, Call 10/9/2018	1,504,485
1,000,000	5.00%, 08/15/2037, Call 02/15/2028	1,143,070
1,820,000	5.00%, 03/1/2038, Call 03/1/2025	1,988,277
2,500,000	2.49% (LIBOR 1 Month+110 basis points), 01/1/2042, Call 01/1/2022[4]	2,530,825
1,000,000	Washington State Convention Center Public Facilities District, 5.00%, 07/1/2043, Call 07/1/2028	1,132,610
		32,164,191
	WEST VIRGINIA — 0.2%
1,000,000	Monongalia County Commission Special District, 5.50%, 06/1/2037, Call 06/1/2027[3]	1,035,680
1,000,000	West Virginia Parkways Authority, 5.00%, 06/1/2037, Call 06/1/2028	1,156,800
		2,192,480
	WISCONSIN — 0.9%
	Public Finance Authority
1,015,000	5.00%, 07/1/2022[2]	1,088,872

36

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2018 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
$1,000,000	4.00%, 07/1/2027, Call 07/1/2024	$1,016,590
500,000	5.75%, 02/1/2035, Call 02/1/2025	490,095
880,000	5.00%, 06/15/2037, Call 06/15/2024[3]	886,081
535,000	5.00%, 07/1/2037, Call 07/1/2024	557,181
1,000,000	5.00%, 09/30/2037, Call 09/30/2027[2]	1,103,410
1,000,000	6.50%, 12/1/2037, Call 12/1/2027[3]	1,137,980
500,000	5.75%, 04/1/2042, Call 04/1/2022	532,635
1,000,000	5.00%, 07/1/2042, Call 07/1/2022[2]	1,053,550
165,000	6.00%, 07/15/2042, Call 07/15/2022	175,052
450,000	5.50%, 03/1/2045, Call 03/1/2025[3]	462,838
1,000,000	5.63%, 07/1/2045, Call 07/1/2025[3]	1,009,440
196,361	3.75%, 07/1/2051, Call 03/15/20281 3	190,146
	Public Finance Authority, ACA
7,186	0.00%, 01/1/2046[3]	225
7,085	0.00%, 01/1/2047[3]	222
7,034	0.00%, 01/1/2048[3]	220
6,984	0.00%, 01/1/2049[3]	217
6,882	0.00%, 01/1/2050[3]	214
7,540	0.00%, 01/1/2051[3]	234
7,490	0.00%, 01/1/2052[3]	232
7,388	0.00%, 01/1/2053[3]	228
7,338	0.00%, 01/1/2054[3]	226
7,237	0.00%, 01/1/2055[3]	223
7,135	0.00%, 01/1/2056[3]	219
7,085	0.00%, 01/1/2057[3]	217
6,984	0.00%, 01/1/2058[3]	214
6,933	0.00%, 01/1/2059[3]	212
6,882	0.00%, 01/1/2060[3]	210
6,781	0.00%, 01/1/2061[3]	207
6,730	0.00%, 01/1/2062[3]	205
6,629	0.00%, 01/1/2063[3]	202
6,579	0.00%, 01/1/2064[3]	200
6,528	0.00%, 01/1/2065[3]	198
6,427	0.00%, 01/1/2066[3]	195
83,706	0.00%, 01/1/2067[3]	2,535
1,405,000	University of Wisconsin Hospitals & Clinics, 5.00%, 04/1/2038, Call 04/1/2023	1,529,834
400,000	Wisconsin Health & Educational Facilities Authority, 5.50%, 08/15/2030, Call 08/15/2020	427,992
175,000	Wisconsin Health & Educational Facilities Authority, AMBAC, 5.50%, 02/15/2019	177,914
		11,846,665
	WYOMING — 0.1%
500,000	County of Campbell, 5.75%, 07/15/2039, Call 07/15/2019	515,915
220,000	County of Sweetwater, 5.25%, 07/15/2026, Call 08/21/2019	227,049
		742,964

	TOTAL MUNICIPAL BONDS
	(Cost $809,818,766)	819,679,130

Number of Shares
	CLOSED-END MUTUAL FUNDS — 0.6%
8,184	BlackRock Long-Term Municipal Advantage Trust	94,443
53,753	BlackRock MuniVest Fund, Inc.	473,564
31,817	BlackRock MuniYield Quality Fund, Inc.	436,211
72,299	Dreyfus Municipal Income, Inc.	585,622
127,431	Dreyfus Strategic Municipal Bond Fund, Inc.	963,378
30,359	Dreyfus Strategic Municipals, Inc.	235,282
23,539	DTF Tax-Free Income, Inc.	313,069
87,593	DWS Municipal Income Trust	959,143
17,462	Invesco Advantage Municipal Income Trust II	188,590
17,008	Invesco Municipal Opportunity Trust	202,055
23,118	Invesco Municipal Trust	273,717
11,819	Invesco Trust for Investment Grade Municipals	143,365
8,572	Neuberger Berman Municipal Fund, Inc.	116,836
37,184	Pioneer Municipal High Income Advantage Trust	416,461
123,034	Pioneer Municipal High Income Trust	1,419,812

37

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	CLOSED-END MUTUAL FUNDS (Continued)
108,960	Western Asset Managed Municipals Fund, Inc.	$1,384,882
8,866	Western Asset Municipal Partners Fund, Inc.	125,543

	TOTAL CLOSED-END MUTUAL FUNDS
	(Cost $9,138,880)	8,331,973

	OPEN-END MUTUAL FUNDS — 19.8%
13,775,647	Vanguard Intermediate-Term Tax-Exempt Fund - Admiral Class	191,205,977
6,547,387	Vanguard Limited-Term Tax-Exempt Fund - Admiral Class	71,039,147

	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $265,557,180)	262,245,124

	PRIVATE FUNDS — 12.1%
	MacKay Municipal Credit Opportunities Fund, LP*	30,247,585
	MacKay Municipal Opportunities Fund, LP*	130,989,586

	TOTAL PRIVATE FUNDS
	(Cost $152,000,000)	161,237,171

	SHORT-TERM INVESTMENT — 5.7%
75,475,143	BlackRock MuniCash - Institutional Shares, 1.35%[7]	75,482,690

	TOTAL SHORT-TERM INVESTMENT
	(Cost $75,478,615)	75,482,690

	TOTAL INVESTMENTS — 99.9%
	(Cost $1,311,993,441)	1,326,976,088
	Other assets less liabilities — 0.1%	1,144,971

	TOTAL NET ASSETS — 100.0%	$1,328,121,059

*	Non-income producing security.

[1]	Variable rate security.

[2]	Alternative Minimum Tax eligible security.

[3]	144A restricted security.

[4]	Floating rate security.

[5]	Security is in default.

[6]	Rounds to less than 0.05%.

[7]	The rate is the annualized seven-day yield at period end.

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AGM-CR – Assured Guaranty Municipal Custodial Receipts

AMBAC – American Municipal Bond Assurance Corporation

AR – Argentina

BAM – Build America Mutual Assurance Company

FGIC – Financial Guaranty Insurance Corporation

FHA – Federal Housing Administration

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

LIBOR – London Interbank Offered Rate

LP – Limited Partnership

NATL – National Public Finance Guarantee Corporation

NATL-RE – National Rural Utilities Cooperative Finance Corporation Reinsurance

OBLG – Obligation

PSF – Permanent School Fund Guaranteed

SAW – State Aid Withholding

SIFMA – Securities Industry and Financial Markets Association

ST RES FD GTY – State Resource Fund Guaranty

XLCA – XL Capital Assurance

See accompanying Notes to Financial Statements.

38

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 72.0%
	ALTERNATIVE DIVERSIFIERS — 10.2%
7,669,838	Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	$75,317,811
1,697,301	GMO SGM Major Markets Fund - Class VI	54,364,539
		129,682,350
	CORE/ALTERNATIVE DIVERSIFIERS — 61.8%
14,682,683	GMO Benchmark-Free Allocation Fund - Class IV1	396,872,918
2,129,116	GMO Global Asset Allocation Fund - Class III	69,409,169
16,744,600	JPMorgan Global Allocation Fund – R6 Class	314,463,584
		780,745,671
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $894,700,373)	910,428,021

	EXCHANGE-TRADED FUND — 0.8%
	CORE DIVERSIFIER — 0.8%
247,382	iShares Core Moderate Allocation ETF	9,390,621

	TOTAL EXCHANGE-TRADED FUND
	(Cost $9,519,263)	9,390,621

	PRIVATE FUNDS — 19.7%
	ALTERNATIVE DIVERSIFIER — 7.9%
10,159,238	Water Island Merger Arbitrage Institutional Commingled Fund, LP - Class A	100,170,088
		100,170,088
	CORE DIVERSIFIERS — 11.8%
	All Weather Portfolio Limited	100,176,280
	D. E. Shaw Orienteer X Fund, LLC	48,550,000
		148,726,280
	TOTAL PRIVATE FUNDS
	(Cost $251,000,000)	248,896,368

	SHORT-TERM INVESTMENT — 7.5%
95,079,174	JPMorgan Prime Money Market Fund - Institutional Shares, 2.03%[2]	95,107,698

	TOTAL SHORT-TERM INVESTMENT
	(Cost $95,088,375)	95,107,698

	TOTAL INVESTMENTS — 100.0%
	(Cost $1,250,308,011)	1,263,822,708
	Other assets less liabilities — 0.0%[3]	223,969

	TOTAL NET ASSETS — 100.0%	$1,264,046,677

[1]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

[2]	The rate is the annualized seven-day yield at period end.

[3]	Rounds to less than 0.05%.

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

LP – Limited Partnership

See accompanying Notes to Financial Statements.

39

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SCHEDULE OF INVESTMENTS

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 89.4%
	CORE — 78.5%
2,522,223	DoubleLine Total Return Bond Fund - I Class	$26,256,345
2,683,329	MetWest Total Return Bond Fund – Plan Class	26,269,794
1,305,197	PIMCO Income Fund - Institutional Class	15,557,951
3,775,805	Vanguard Total Bond Market Index Fund - Institutional Class [1]	39,419,409
		107,503,499
	OPPORTUNISTIC — 10.9%
254,003	GMO Emerging Country Debt Fund - Class IV	6,819,983
1,414,355	Vanguard High-Yield Corporate Fund - Admiral Class	8,160,825
		14,980,808
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $122,891,492)	122,484,307

	SHORT-TERM INVESTMENT — 10.8%
14,837,806	JPMorgan Prime Money Market Fund - Institutional Shares, 2.03% [2]	14,842,258

	TOTAL SHORT-TERM INVESTMENT
	(Cost $14,841,085)	14,842,258

	TOTAL INVESTMENTS — 100.2%
	(Cost $137,732,577)	137,326,565
	Liabilities in excess of other assets — (0.2)%	(296,020)

	TOTAL NET ASSETS — 100.0%	$137,030,545

[1]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

40

ASPIRIANT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

As of August 31, 2018 (Unaudited)

	Risk-Managed Equity Allocation Fund		Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Taxable Bond Fund*
ASSETS:
Investments, at value (cost $1,103,049,538, $1,311,993,441, $1,250,308,011 and $137,732,577, respectively)	$1,255,096,761		$1,326,976,088	$1,263,822,708	$137,326,565
Cash	505,337		732,124	—	—
Foreign currency, at value (cost $166,988, $0, $0 and $0, respectively)	168,746		—	—	—
Receivables:
Investments sold	3,147		—	—	—
Fund shares sold	1,291,770		612,351	1,036,643	249,985
Dividends and interest	1,269,021		10,050,729	156,259	279,543
Other prepaid expenses	59,540		68,264	85,859	20,430
Total assets	1,258,394,322		1,338,439,556	1,265,101,469	137,876,523

LIABILITIES:
Payables:
Investments purchased	551,208		9,652,079	—	222,950
Securities lending collateral	119,246,570		—	—	—
Fund shares redeemed	142,948		79,073	558,701	500,002
Due to Adviser	148,946		252,630	106,253	8,873
Accrued fund accounting fees	148,492		180,251	118,055	13,933
Accrued administrative servicing fees	36,570		30,111	10,501	3,327
Accrued fund administration fees	32,448		38,205	36,287	3,156
Accrued custody fees	16,533		7,295	1,019	1,514
Accrued Trustees' fees	10,470		10,470	10,470	10,470
Accrued transfer agent fees and expenses	6,258		6,027	6,294	7,517
Accrued Chief Compliance Officer fees	1,105		1,105	1,105	1,105
Due to Custodian	—		—	166,420	34,520
Accrued other expenses	63,897		61,251	39,687	38,611
Total liabilities	120,405,445		10,318,497	1,054,792	845,978

NET ASSETS	$1,137,988,877		$1,328,121,059	$1,264,046,677	$137,030,545

NET ASSETS CONSIST OF:
Capital (unlimited shares authorized, no par value)	$945,938,009		$1,311,909,421	$1,224,966,985	$137,036,653
Total distributable earnings (losses)	192,050,868		16,211,638	39,079,692	(6,108)
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$1,137,988,877		$1,328,121,059	$1,264,046,677	$137,030,545

SHARES ISSUED AND OUTSTANDING	82,845,324	^	131,984,551	118,646,583	13,783,021
NET ASSET VALUE PER SHARE	$13.74	^	$10.06	$10.65	$9.94

^	Advisor Shares
*	Commenced operations as of the close of business on March 29, 2018.

See accompanying Notes to Financial Statements.

41

ASPIRIANT TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended August 31, 2018 (Unaudited)

	Risk-Managed Equity Allocation Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Taxable Bond Fund*
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $313,808, $0, $0 and $0, respectively)	$10,009,952	$3,554,911	$2,992,560	$1,243,373
Interest	775,814	17,647,862	766,303	56,386
Securities lending income	108,158	—	—	—
Total investment income	10,893,924	21,202,773	3,758,863	1,299,759

EXPENSES:
Advisory fees	1,310,428	1,745,936	612,749	91,414
Administrative services fees	535,399	643,458	612,749	36,581
Fund accounting fees	180,805	219,003	144,962	13,933
Fund administration fees	154,818	183,448	173,739	9,984
Registration fees	41,283	62,026	83,665	20,176
Audit fees	36,544	39,630	19,291	20,164
Legal fees	25,666	25,781	34,979	17,935
Custody fees	21,763	10,515	1,355	1,514
Trustees' fees and expenses	19,376	19,376	19,376	19,376
Transfer agent fees and expenses	18,492	18,465	18,896	16,435
Insurance fees	8,800	8,800	8,800	5,511
Chief Compliance Officer fees	7,770	7,770	7,770	7,770
Regulatory services	3,431	4,046	3,067	3,067
Shareholder reporting fees	3,061	512	3,664	4,159
Other expenses	9,272	3,377	2,817	2,124
Total expenses	2,376,908	2,992,143	1,747,879	270,143
Less: Advisory fees waived	(436,685)	(291,198)	—	(62,161)
Less: Administrative services fees waived	(415,810)	(495,054)	(551,463)	(25,612)
Net expenses	1,524,413	2,205,891	1,196,416	182,370
Net investment income	9,369,511	18,996,882	2,562,447	1,117,389

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(8,192,382)	(1,115,971)	5,818,325	811
Foreign currency translations	(184,964)	—	—	—
Capital gain distributions	12,483,914	—	—	—
Total net realized gain (loss)	4,106,568	(1,115,971)	5,818,325	811
Net change in unrealized appreciation (depreciation) on:
Investments	25,132,460	6,009,593	(26,496,117)	(406,012)
Foreign currency translations	(12,502)	—	—	—
Total net change in unrealized appreciation (depreciation)	25,119,958	6,009,593	(26,496,117)	(406,012)
Net realized and unrealized gain (loss)	29,226,526	4,893,622	(20,677,792)	(405,201)
Net Increase (Decrease) in Net Assets from Operations	$38,596,037	$23,890,504	$(18,115,345)	$712,188

*	Commenced operations as of the close of business on March 29, 2018.

See accompanying Notes to Financial Statements.

42

ASPIRIANT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Risk-Managed Equity Allocation Fund		Risk-Managed Municipal Bond Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$9,369,511	$18,844,823	$18,996,882	$30,632,062
Net realized gain (loss) on investments and foreign currency	4,106,568	34,745,735	(1,115,971)	1,126,705
Net change in unrealized appreciation on investments and foreign currency	25,119,958	77,346,098	6,009,593	112,429
Net increase in net assets resulting from operations	38,596,037	130,936,656	23,890,504	31,871,196

DISTRIBUTIONS TO SHAREHOLDERS^:
From net investment income	—	(21,527,271)	(19,148,908)	(31,951,419)
From net realized gains	—	(4,870,420)	—	(363,323)
Total distributions to shareholders	—	(26,397,691)	(19,148,908)	(32,314,742)

CAPITAL SHARE TRANSACTIONS^:
Shares sold	113,518,775	249,516,310	174,578,875	403,981,553
Shares issued for reinvestment of distributions	—	25,000,900	18,438,849	31,038,629
Shares redeemed	(53,974,887)	(100,870,728)	(120,474,817)	(166,169,389)
Net increase from capital share transactions	59,543,888	173,646,482	72,542,907	268,850,793

Total increase in net assets	$98,139,925	$278,185,447	$77,284,503	$268,407,247

NET ASSETS:
Beginning of period	1,039,848,952	761,663,505	1,250,836,556	982,429,309
End of period	$1,137,988,877	$1,039,848,952	$1,328,121,059	$1,250,836,556

TRANSACTIONS IN SHARES^:
Shares sold	8,560,620	19,558,879	17,408,548	39,912,912
Shares issued for reinvestment of distributions	—	1,909,460	1,843,740	3,073,715
Shares redeemed	(4,058,491)	(7,829,666)	(12,030,329)	(16,463,582)
Net increase	4,502,129	13,638,673	7,221,959	26,523,045

^	Represents Advisor Shares transactions for Aspiriant Risk-Managed Equity Allocation Fund.

See accompanying Notes to Financial Statements.

43

ASPIRIANT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Defensive Allocation Fund		Risk-Managed Taxable Bond Fund
	Six Months Ended August 31, 2018 (Unaudited)	Year Ended February 28, 2018	Period Ended August 31, 2018* (Unaudited)
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$2,562,447	$14,281,682	$1,117,389
Net realized gain on investments	5,818,325	22,694,710	811
Net change in unrealized appreciation (depreciation) on investments	(26,496,117)	24,894,823	(406,012)
Net increase/(decrease) in net assets resulting from operations	(18,115,345)	61,871,215	712,188

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(14,857,016)	(718,296)
From net realized gains	—	(6,283,359)	—
Total distributions to shareholders	—	(21,140,375)	(718,296)

CAPITAL SHARE TRANSACTIONS:
Shares sold	221,419,717	557,119,353	139,068,836
Shares issued for reinvestment of distributions	—	20,280,079	665,411
Shares redeemed	(63,089,258)	(62,010,105)	(2,697,594)
Net increase from capital share transactions	158,330,459	515,389,327	137,036,653

Total increase in net assets	$140,215,114	$556,120,167	$137,030,545

NET ASSETS:
Beginning of period	1,123,831,563	567,711,396	—
End of period	$1,264,046,677	$1,123,831,563	$137,030,545

TRANSACTIONS IN SHARES:
Shares sold	20,694,538	52,588,221	13,987,673
Shares issued for reinvestment of distributions	—	1,905,209	67,281
Shares redeemed	(5,923,269)	(5,797,927)	(271,933)
Net increase	14,771,269	48,695,503	13,783,021

*	Commenced operations as of the close of business on March 29, 2018.

See accompanying Notes to Financial Statements.

44

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

FINANCIAL HIGHLIGHTS - ADVISOR SHARES

Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28, 2018	Year Ended February 28, 2017	Year Ended February 29, 2016		Year Ended February 28, 2015	Period Ended February 28, 2014*
Net asset value, beginning of period	$13.27		$11.77	$10.50	$11.53		$11.00	$10.00

Income from Investment Operations:
Net investment income	0.11		0.25	0.19	0.15		0.04	0.00	(1)
Net realized and unrealized gain (loss) on investments and foreign currency	0.36		1.61	1.34	(0.99)		0.52	1.02
Total from investment operations	0.47		1.86	1.53	(0.84)		0.56	1.02

Less Distributions:
From net investment income	—		(0.29)	(0.20)	(0.00	)(1)	(0.03)	(0.02)
From net realized gain	—		(0.07)	(0.06)	(0.19)		—	—
Total distributions	—		(0.36)	(0.26)	(0.19)		(0.03)	(0.02)

Net asset value, end of period	$13.74		$13.27	$11.77	$10.50		$11.53	$11.00

Total return	3.47	%(2)	15.80%	14.63%	(7.33)%		5.01%	10.24	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,137,989		$1,039,849	$761,664	$381,654		$301,750	$202,303
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.44	%(3)	0.44%	0.59%	1.05%		1.81%	2.20	%(3)
Expense waiver	(0.16	)%(3)	(0.16)%	(0.08)%	(0.04)%		—%	—	%(3)
Total expenses after expense waiver	0.28	%(3)	0.28%	0.51%	1.01%		1.81%	2.20	%(3)
Net investment income (loss)	1.72	%(3)	2.05%	2.02%	1.40%		0.37%	(0.05	)%(3)
Portfolio turnover rate	34	%(2)	38%	89%	83%		101%	43	%(2)

*	Commenced operations as of the close of business on April 4, 2013.

(1)	Rounds to less than 0.005.

(2)	Not annualized.

(3)	Annualized.

See accompanying Notes to Financial Statements.

45

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28, 2018		Year Ended February 28, 2017	Period Ended February 29, 2016*
Net asset value, beginning of period	$10.03		$10.00		$10.23	$10.00

Income from Investment Operations:
Net investment income	0.15		0.28		0.28	0.20
Net realized and unrealized gain (loss) on investments	0.03		0.05		(0.22)	0.18
Total from investment operations	0.18		0.33		0.06	0.38

Less Distributions:
From net investment income	(0.15)		(0.30)		(0.28)	(0.15)
From net realized gain	—		(0.00	)(1)	(0.01)	—
Total distributions	(0.15)		(0.30)		(0.29)	(0.15)

Net asset value, end of period	$10.06		$10.03		$10.00	$10.23

Total return	1.81	%(2)	3.35%		0.60%	3.86	%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,328,121		$1,250,837		$982,429	$678,272
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.46	%(3)	0.46%		0.51%	0.61	%(3)
Expense waiver	(0.12	)%(3)	(0.11)%		(0.07)%	(0.07	)%(3)
Total expenses after expense waiver	0.34	%(3)	0.35%		0.44%	0.54	%(3)
Net investment income	2.94	%(3)	2.80%		2.85%	3.32	%(3)
Portfolio turnover rate	9	%(2)	28%		20%	0	%(1) (2)

*	Commenced operations as of the close of business on July 1, 2015.

(1)	Rounds to less than 0.005.

(2)	Not annualized.

(3)	Annualized.

See accompanying Notes to Financial Statements.

46

ASPIRIANT DEFENSIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Six Months Ended August 31, 2018 (Unaudited)		Year Ended February 28, 2018	Year Ended February 28, 2017		Period Ended February 29, 2016*
Net asset value, beginning of period	$10.82		$10.29	$9.77		$10.00

Income from Investment Operations:
Net investment income	0.02		0.15	0.11		0.00	(1)
Net realized and unrealized gain (loss) on investments	(0.19)		0.61	0.53		(0.23)
Total from investment operations	(0.17)		0.76	0.64		(0.23)

Less Distributions:
From net investment income	—		(0.16)	(0.12)		—
From net realized gain	—		(0.07)	(0.00	)(1)	—
Total distributions	—		(0.23)	(0.12)		—

Net asset value, end of period	$10.65		$10.82	$10.29		$9.77

Total return	(1.57	)%(2)	7.44%	6.54%		(2.30	)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,264,047		$1,123,832	$567,711		$127,729
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.29	%(3)	0.30%	0.35%		0.78	%(3)
Expense waiver	(0.09	)%(3)	(0.08)%	(0.07)%		(0.07	)%(3)
Total expenses after expense waiver	0.20	%(3)	0.22%	0.28%		0.71	%(3)
Net investment income (loss)	0.42	%(3)	1.63%	1.55%		(0.20	)%(3)
Portfolio turnover rate	13	%(2)	37%	16%		0	%(2)

*	Commenced operations as of the close of business on December 14, 2015.

(1)	Rounds to less than 0.005.

(2)	Not annualized.

(3)	Annualized.

See accompanying Notes to Financial Statements.

47

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Period Ended August 31, 2018* (Unaudited)
Net asset value, beginning of period	$10.00

Income from Investment Operations:
Net investment income	0.09
Net realized and unrealized loss on investments	(0.09)
Total from investment operations	0.00

Less Distributions:
From net investment income	(0.06)
Total distributions	(0.06)

Net asset value, end of period	$9.94

Total return	0.03	%(1)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$137,031
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.74	%(2)
Expense waiver	(0.24	)%(2)
Total expenses after expense waiver	0.50	%(2)
Net investment income	3.05	%(2)
Portfolio turnover rate	0	%(1)

*	Commenced operations as of the close of business on March 29, 2018.

(1)	Not annualized.

(2)	Annualized.

See accompanying Notes to Financial Statements.

48

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS

August 31, 2018 (Unaudited)

1.	ORGANIZATION

Aspiriant Trust, which was organized on November 22, 2011, is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company (the “Trust”). The Trust currently consists of the following four diversified portfolios: Aspiriant Risk-Managed Equity Allocation Fund (the “Equity Allocation Fund”), which commenced operations on April 4, 2013, Aspiriant Risk-Managed Municipal Bond Fund (the “Municipal Bond Fund”), which commenced operations on July 1, 2015, Aspiriant Defensive Allocation Fund (the “Defensive Allocation Fund”), which commenced operations on December 14, 2015, and Aspiriant Risk-Managed Taxable Bond Fund (the “Taxable Bond Fund”, together with the Equity Allocation Fund, the Municipal Bond Fund, and the Defensive Allocation Fund, each individually referred to as a “Fund” or collectively, the “Funds”), which commenced operations on March 29, 2018. The Equity Allocation Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date. The Municipal Bond Fund, the Defensive Allocation Fund, and the Taxable Bond Fund have each established, offered and issued only one class of shares. The Funds’ investment objectives are as follows:

The Equity Allocation Fund - The investment objective of the Equity Allocation Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Equity Allocation Fund seeks to achieve its investment goal by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The types of equity securities the Fund will invest in include common stock, preferred stock, and depositary receipts. The Fund also may invest in securities that provide exposure to equity securities (i.e. rights, warrants, and investment company shares). The Fund will hold a broad and diverse group of equity securities of companies in countries with developed and emerging markets. The Fund may invest in companies of any market capitalization. The adviser and sub-advisers generally will consider selling securities when other securities are identified that may result in a better opportunity.

The Municipal Bond Fund - The investment objective of the Municipal Bond Fund is to seek total return on investment through income exempt from regular federal income taxes and through capital appreciation. Under normal circumstances, the Municipal Bond Fund seeks to achieve its investment goal by investing at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam), which may include a focus on the California municipal securities market. The Municipal Bond Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax. The Municipal Bond Fund may invest in bonds of any maturity and duration. The Municipal Bond Fund may invest in securities of other investment companies, including open-end and closed-end funds, exchange-traded funds (“ETFs”) and private funds that invest primarily in securities of the types in which the Municipal Bond Fund may invest directly.

The Defensive Allocation Fund – The investment objective of the Defensive Allocation Fund is to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes. Under normal circumstances, the Defensive Allocation Fund seeks to achieve its investment objective by investing primarily in underlying funds (the “Underlying Funds”) and may, to a limited extent, invest in separately managed accounts (“SMAs”), which are private portfolios of securities for individual accounts. The Fund seeks to provide a return that has lower volatility than traditional asset classes (i.e., public equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures, including investments that focus on a specialized asset class (i.e., long-short strategies).

49

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2018 (Unaudited)

1.	ORGANIZATION (Continued)

The Defensive Allocation Fund’s exposures may include global equities, global fixed income, market neutral, global macro, managed futures, relative value, long/short equity, long/short debt, merger arbitrage, convertible arbitrage, security arbitrage, managed futures, derivatives and other non-traditional strategies.

The Taxable Bond Fund – The investment objective of the Taxable Bond Fund is to maximize long-term total return. The Fund invests primarily in Underlying Funds and may, to a limited extent, invest in SMAs. To achieve its investment objective, under normal market conditions, the Fund invests through Underlying Funds and SMAs at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds and other fixed income securities. The Fund intends to allocate its assets to Underlying Funds and SMAs that primarily invest in various types of bonds and other securities, typically government and agency bonds, corporate bonds, notes, mortgage-related and asset-backed securities, collateralized debt obligations, zero coupon bonds, bank loans, money market instruments, repurchase agreements, swaps, futures, options, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating. The Underlying Funds and SMAs may invest in the U.S. and abroad, including international and emerging markets, and may purchase securities of any credit rating and varying maturities issued by domestic and foreign corporations, entities and governments.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Board of Trustees (“Trustees”) of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(a)	Securities Valuations

Securities are valued at market value as of the regularly scheduled close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities including listed issues, are valued by using an evaluated mean price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices.

In the case of certain foreign securities, the local exchange close occurs at various times before the close of the NYSE. Therefore, foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust

50

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2018 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(a)	Securities Valuations (Continued)

local close prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets in determining fair value as of the time each Fund calculates its net asset value (“NAV”). Foreign currency exchange rates are generally determined at the close of the NYSE.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV.

The investments in private funds, that are not publicly traded, such as limited partnerships, limited liability companies and exempted companies, are typically valued using NAV as a practical expedient, as reported by the private funds’ managers and their agents, when the NAV is calculated in a manner consistent with measurement principles in FASB ASC Topic 946 for investment companies. Such values are calculated according to the valuation policies of the particular private fund. Investments in private funds are subject to the terms of the private funds’ offering documents. Valuations of the private funds may be subject to estimates and are net of management, performance incentive fees or allocations payable to the private funds’ managers as required by the private funds’ offering documents.

The Board oversees the Trust’s Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

(b)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

●

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The Trust measures the fair value of its investments in private funds that do not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Trust is permitted to invest in private fund investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

51

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2018 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the inputs used, as of August 31, 2018, in valuing the Equity Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Common Stock
Australia	$—	$3,881,605	$—	$—	$3,881,605
Austria	—	2,284,620	—	—	2,284,620
Belgium	—	4,571,725	—	—	4,571,725
Bermuda	8,151,079	2,801,017	—	—	10,952,096
Brazil	738,901	—	—	—	738,901
Canada	19,493,321	—	—	—	19,493,321
Cayman Islands	202,765	1,489,400	—	—	1,692,165
Chile	2,459,267	—	—	—	2,459,267
China	1,789,217	2,305,624	—	—	4,094,841
Colombia	588,265	—	—	—	588,265
Curacao	41,558	—	—	—	41,558
Denmark	1,619,070	4,421,953	—	—	6,041,023
Finland	—	2,347,183	—	—	2,347,183
France	487,989	2,730,538	—	—	3,218,527
Germany	167,702	2,499,343	—	—	2,667,045
Guernsey	7,228,454	44,988	—	—	7,273,442
Hong Kong	4,916,746	15,274,889	—	—	20,191,635
India	2,199,813	—	—	—	2,199,813
Indonesia	133,215	—	—	—	133,215
Ireland	1,042,330	1,042,947	—	—	2,085,277
Isle of Man	—	61,503	—	—	61,503
Israel	4,942,401	1,512,495	—	—	6,454,896
Italy	1,087,506	1,737,337	—	—	2,824,843
Japan	7,194,430	38,712,088	—	—	45,906,518
Jersey	466,040	22,648	—	—	488,688
Luxembourg	106,683	952,638	—	—	1,059,321
Netherlands	282,311	3,067,199	—	—	3,349,510
New Zealand	—	2,921,980	—	—	2,921,980
Norway	—	3,284,850	—	—	3,284,850
Panama	2,059,116	—	—	—	2,059,116
Peru	155,763	—	—	—	155,763
Portugal	—	897,185	—	—	897,185
Singapore	543,677	812,317	—	—	1,355,994
South Korea	1,636,731	—	—	—	1,636,731
Spain	—	552,384	—	—	552,384

52

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2018 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Common Stock (Continued)
Sweden	$—	$2,497,501	$—	$—	$2,497,501
Switzerland	12,506,247	6,734,433	—	—	19,240,680
Taiwan	11,335,702	—	—	—	11,335,702
Thailand	213,831	—	—	—	213,831
United Kingdom	7,100,499	9,152,835	—	—	16,253,334
United States	205,195,827	—	—	—	205,195,827
Virgin Islands (British)	191,644	—	—	—	191,644
Exchange-Traded Funds	218,405,224	—	—	—	218,405,224
Closed-End Mutual Fund	—	25,649	—	—	25,649
Open-End Mutual Fund	347,034,497	—	—	—	347,034,497
Preferred Stock
Germany	—	1,155,298	—	—	1,155,298
Private Fund	—	—	—	52,641,285	52,641,285
Short-Term Investments	91,694,913	119,246,570	—	—	210,941,483
Total Investments	$963,412,734	$239,042,742	$—	$52,641,285	$1,255,096,761

Certain investments valued using the NAV as a practical expedient in which the Equity Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Equity Allocation Fund and their attributes as of August 31, 2018:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Months)	Redemption Terms
Private Funds – Long/Short Equity(a)	$52,641,285	N/A	Indefinite	Monthly	2	N/A
	$52,641,285	N/A

(a)	This category includes funds that employ long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempt to achieve capital appreciation.

53

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2018 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the inputs used, as of August 31, 2018, in valuing the Municipal Bond Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Municipal Bonds	$—	$819,679,130	$—	$—	$819,679,130
Closed-End Mutual Funds	8,331,973	—	—	—	8,331,973
Open-End Mutual Funds	262,245,124	—	—	—	262,245,124
Private Funds	—	—	—	161,237,171	161,237,171
Short-Term Investment	75,482,690	—	—	—	75,482,690
Total Investments	$346,059,787	$819,679,130	$—	$161,237,171	$1,326,976,088

Certain investments valued using the NAV as a practical expedient in which the Municipal Bond Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Municipal Bond Fund and their attributes as of August 31, 2018:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Days)	Redemption Terms
Private Funds - Fixed Income Relative-Value (a)	$161,237,171	N/A	Indefinite	Quarterly	65	25% investor level gate, if redemptions exceed 25% of total fund's assets
	$161,237,171	N/A

(a)	This category includes funds that apply both a top-down overlay and bottom-up credit research in the construction of U.S. tax exempt and taxable portfolios.

54

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2018 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Municipal Bond Fund’s net assets as of August 31, 2018:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
MacKay Municipal Opportunities Fund, LP	9.9%	Fixed Income Relative-Value	The net asset value will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Quarterly	25% investor level gate, if redemptions exceed 25% of total fund's assets

The following is a summary of the inputs used, as of August 31, 2018, in valuing the Defensive Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedules of Investment:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Open-End Mutual Funds:
Alternative Diversifiers	$129,682,350	$—	$—	$—	$129,682,350
Core/Alternative Diversifiers	780,745,671	—	—	—	780,745,671
Exchange-Traded Fund:
Core Diversifier	9,390,621	—	—	—	9,390,621
Private Funds:
Alternative Diversifier	—	—	—	100,170,088	100,170,088
Core Diversifiers	—	—	—	148,726,280	148,726,280
Short-Term Investment	95,107,698	—	—	—	95,107,698
Total Investments	$1,014,926,340	$—	$—	$248,896,368	$1,263,822,708

Certain investments valued using the NAV as a practical expedient in which the Defensive Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Defensive Allocation Fund and their attributes as of August 31, 2018:

55

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2018 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Business Days)	Redemption Terms
Private Funds –
Merger Arbitrage (a)	$100,170,088	N/A	Indefinite	Daily	3	N/A
Risk Parity (b)	148,726,280	N/A	Indefinite	Monthly	5-10	N/A
	$248,896,368	N/A

(a)

This category includes the funds that primarily focus on definitive merger arbitrage opportunities and aim to capture idiosyncratic spread returns by investing in securities of, and financial instruments relating to, companies subject to publicly announced mergers and acquisitions.

(b)

This category includes the funds that hold a globally diversified portfolio with approximately equal risk allocations across equities, developed market sovereign bonds, credit (e.g., corporate and emerging country debt) and inflation hedges (e.g., commodities and inflation linked sovereign debt), and some relative value positions to drive outperformance or fund alpha.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Defensive Allocation Fund’s net assets as of August 31, 2018:

Private Funds	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
Water Island Merger Arbitrage Institutional Commingled Fund, LP – Class A	7.9%	Merger Arbitrage	The net asset value will be the value of all assets of the fund less all of the liabilities of the fund.	Daily	N/A
All Weather Portfolio Limited	7.9%	Risk Parity	The net asset value will be the value of all assets of the fund less all of the liabilities of the fund.	Monthly	N/A

The following is a summary of the inputs used, as of August 31, 2018, in valuing the Taxable Bond Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Open-End Mutual Funds:
Core	$107,503,499	$—	$—	$107,503,499
Opportunistic	14,980,808	—	—	14,980,808
Short-Term Investment	14,842,258	—	—	14,842,258
Total Investments	$137,326,565	$—	$—	$137,326,565

56

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2018 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)	Security Transactions and Related Investment Income

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

(d)	Foreign Currency and Risk

i.	Assets and liabilities — at the closing rate of exchange as of 4:00 p.m. Eastern time on August 31, 2018.

ii.

Purchases and sales of investment securities, income and expenses are recorded at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain (loss) on investments on the Statement of Operations.

Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

(e)	Securities Lending

The Funds may participate in a securities lending program, providing portfolio securities to brokers, dealers, and financial institutions. When the Funds participate in securities lending they will be entitled to payments equal to the interest and dividends on the loaned securities and may receive a premium for lending the securities. As collateral, the Funds receive cash (“Cash Collateral”) or securities, such as various government securities or common stocks listed on certain indices (“Non-Cash Collateral”) in return for the securities and records a corresponding payable for collateral due to the respective broker. The amount of collateral received is maintained at a minimum level of 102% of the prior day’s market value on securities loaned. Investment transactions, including securities on loan and the related collateral, are recorded on a trade date basis. Cash Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates), and money market funds. The valuation of collateral is discussed in “Securities Valuations” in Note 2 of the Notes to the Financial Statements. When the Funds lend their portfolio securities, they are subject to the risk that they may not be able to get

57

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2018 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(e)	Securities Lending (Continued)

the portfolio securities back from the borrower on a timely basis, in which case the Funds may lose certain investment opportunities. The Funds also are subject to the risks associated with the investments received as collateral from the borrower.

For the six months ended August 31, 2018, the Municipal Bond Fund, Defensive Allocation Fund and Taxable Bond Fund had not participated in a securities lending program. The Equity Allocation Fund’s securities on loan were appropriately collateralized at August 31, 2018. Cash Collateral received as part of the Equity Allocation Fund’s securities lending program was invested in the following securities as of August 31, 2018:

Description	Value
Repurchase Agreement with Deutsche Bank Securities Inc., 1.96%*	$21,765,982
Repurchase Agreement with Deutsche Bank AG, London, 2.28%*	20,000,000
Repurchase Agreement with ING Bank NV, London, 2.17%*	15,000,000
Repurchase Agreement with Natixis, New York, 1.95%*	10,000,000
Repurchase Agreement with Citigroup Global Markets Inc., 2.18%*	4,000,000
Time Deposit with MUFG Bank Ltd., London, 1.88%*	3,000,000
Time Deposit with Landesbank Hessen Thuringen, London, 1.92%*	3,000,000
Time Deposit with Mizuho Bank Ltd., London, 1.91%*	3,000,000
Time Deposit with Royal Bank of Canada, London, 1.92%*	3,000,000
Time Deposit with Standard Chartered, London, 1.90%*	3,000,000
Time Deposit with Bank of Montreal, London, 1.95%*	3,000,000
Time Deposit with National Bank of Canada, London, 1.90%*	3,000,000
Time Deposit with National Australia Bank, London, 1.94%*	3,000,000
Time Deposit with Bred Banque Populaire, 1.97%*	3,000,000
Time Deposit with Den Norske Bank, Oslo, 1.87%*	3,000,000
Time Deposit with Skandanaviska Enskilda Banken, 1.88%*	3,000,000
Time Deposit with Landesbank Baden Wuerttemberg, Stuttgart, 1.93%*	3,000,000
Time Deposit with Rabobank Netherlands, 1.88%*	3,000,000
Time Deposit with Australia New Zealand, London, 1.92%*	3,000,000
Yankee CD with Sumitomo Bank, New York, 2.27%*	500,022
Yankee CD with The Chiba Bank Ltd., New York, 2.19%*	499,977
Commercial Paper with Toyota Motor Credit Corp., 2.33%*	499,406
Total	$114,265,387

*	The rate shown is the annualized 7-day yield as of August 31, 2018.

As of August 31, 2018 the Equity Allocation Fund held Non-Cash Collateral in the amount of $4,984,374 which consisted of U.S. Treasury Securities.

The Equity Allocation Fund pays a portion of net revenue from securities lending to JPMorgan Chase Bank, N.A. (“JPM”) for its services as the securities lending agent. The securities lending income as shown in the Statement of Operations is net of these expenses. For the six months ended August 31, 2018, the Equity Allocation Fund paid $46,915 to JPM from securities lending revenue.

58

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2018 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(f)	Distributions to Shareholders

The Municipal Bond Fund and Taxable Bond Fund intend to pay dividends from net investment income at least quarterly. The Equity Allocation Fund and Defensive Allocation Fund intend to pay dividends from net investment income at least annually. The Funds intend to distribute all or substantially all of their net realized capital gains (reduced by available capital loss carryforwards from prior years) at least annually. Distributions are recorded on the ex-dividend date. The Funds distinguish between distributions on a tax basis and a financial reporting basis. U.S. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. The final determination of tax characteristics of each individual Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

(g)	Amortization

Discounts and premiums on securities purchased are amortized over the life of the respective securities.

(h)	Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

(i)	Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

(j)	Federal Income Taxes

Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore no federal income tax provision is required. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing each Fund’s tax return to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years for all major jurisdictions, which the Funds consider to be its federal income tax filings. The open tax years include the current year plus the prior three tax years, or all years if the Funds have been in existence for less than three

59

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2018 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(j)	Federal Income Taxes (Continued)

years. As of and during the six months ended August 31, 2018, the Funds did not record a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

(a)	Investment Advisory Fees

The Adviser provides investment advisory services to the Funds pursuant to the terms of an investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust. In consideration for such services the Funds will pay the Adviser a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears. Pursuant to an administrative services agreement (the “Administration Agreement”) with the Trust, the Adviser is entitled to a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears, for providing administrative services to the Funds that include the selection and monitoring of investment sub-advisers, negotiation of investment sub-advisory agreements, data gathering regarding investments, liaison with outside service providers such as the administrator, transfer agent, custodian, auditors and accountants, creation of investor communications, and other such activities.

Equity Allocation Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.24% of the Equity Allocation Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.24% to 0.16% through June 30, 2019. During the six months ended August 31, 2018, the Adviser waived $436,685 of its advisory fee for the Equity Allocation Fund.

Under the Administration Agreement, the Equity Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has agreed to voluntarily waive a portion of the administrative services fee under the Administration Agreement that is not subject to recoupment. From March 1, 2018 to June 30, 2018, the Adviser voluntarily waived expenses at a rate of 0.09% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.01% of average daily net assets. Effective July 1, 2018, the Adviser voluntarily agreed to waive expenses at a rate of 0.05% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.05% of average daily net assets. For the six months ended August 31, 2018, the Adviser voluntarily waived $415,810 under the Administration Agreement.

Municipal Bond Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.27% of the Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.27% to 0.21% through June 30, 2019. Previously, the Adviser had contractually agreed to waive its advisory fee from 0.27% to 0.24% through June 30, 2018. During the six months ended August 31, 2018, the Adviser waived $291,198 of its advisory fee for the Municipal Bond Fund.

Under the Administration Agreement, the Municipal Bond Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has agreed to voluntarily waive a portion of the administrative services fee under the Administration Agreement that is not subject to recoupment. From March 1, 2018 to June 30, 2018, the Adviser voluntarily waived expenses at a rate of 0.08% of average daily net assets such that

60

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2018 (Unaudited)

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

(a)	Investment Advisory Fees (Continued)

the Fund was incurring a net administrative services fee at an annual rate of 0.02% of average daily net assets. Effective July 1, 2018, the Adviser voluntarily agreed to waive expenses at a rate of 0.07% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.03% of average daily net assets. For the six months ended August 31, 2018, the Adviser voluntarily waived $495,054 under the Administration Agreement.

Defensive Allocation Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.10% of the Defensive Allocation Fund’s average daily net assets.

Under the Administration Agreement, the Defensive Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has agreed to voluntarily waive a portion of the administrative services fee under the Administration Agreement that is not subject to recoupment. During the period March 1, 2018 to August 31, 2018, the Adviser voluntarily waived expenses at a rate of 0.09% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.01% of average daily net assets. For the six months ended August 31, 2018, the Adviser voluntarily waived $551,463 under the Administration Agreement.

Taxable Bond Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.25% of the Taxable Bond Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.25% to 0.08% through June 30, 2019. During the period from March 29, 2018 to August 31, 2018, the Adviser waived $62,161 of its advisory fee for the Taxable Bond Fund.

Under the Administration Agreement, the Taxable Bond Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has agreed to voluntarily waive a portion of the administrative services fee under the Administration Agreement that is not subject to recoupment. Effective March 29, 2018, the Taxable Bond Fund’s inception, the Adviser voluntarily waived expenses at a rate of 0.07% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.03% of average daily net assets. For the period from March 29, 2018 to August 31, 2018, the Adviser voluntarily waived $25,612 under the Administration Agreement.

Effective November 14, 2017, the Adviser, the Equity Allocation Fund and the Municipal Bond Fund had entered into an expense limitation and reimbursement agreement (“Expense Limitation Agreement”) under which the Adviser has contractually agreed to pay or absorb the ordinary operating expenses of each Fund (which excludes any acquired fund fees and expenses, interest expenses, taxes, brokerage commissions, dividend costs relating to short sales and extraordinary expenses of each Fund) to the extent necessary to limit the annualized operating expenses for the Equity Allocation Fund’s Advisor Shares to 0.65% and the Municipal Bond Fund to 0.65% of each Fund’s average daily net asset value (the “Expense Limitation”). The Expense Limitation Agreement was terminated effective at the close of business on June 30, 2018.

61

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2018 (Unaudited)

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

(b) Sub-Advisory Fees

Aperio Group, LLC and Acadian Asset Management LLC serve as the sub-advisers of the Equity Allocation Fund. During the period March 1, 2018 to June 29, 2018, Wells Capital Management Inc. (“WellsCap”) also served as a sub-adviser for the Equity Allocation Fund. Nuveen Asset Management, LLC and WellsCap serve as the sub-advisers of the Municipal Bond Fund. The Adviser pays a portion of its advisory fee to the sub-advisers for sub-advisory services they provide to the Funds.

(c)	Custodian Fees

JPM serves as custodian of the Trust’s assets and is responsible for maintaining custody of the Funds’ cash and investments and retaining sub-custodians, including in connection with the custody of foreign securities. Cash held by the custodian, the amount of which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits.

(d)	Fund Accounting Fees

JPM also serves as the Trust’s fund accounting agent.

(e)	Administration Fees

UMB Fund Services, Inc. (“UMBFS”) serves as the Trust’s administrator and provides various administrative services necessary for the operations of the Trust including facilitating general Fund management; supervising the maintenance of each individual Fund’s general ledger, the preparation of the Funds’ financial statements, the payment of dividends and other distributions to shareholders; and preparing specified financial, tax, and other reports.

(f)	Transfer Agent Fees

UMBFS also serves as a Trust’s Transfer Agent and dividend disbursing agent.

(g)	Trustees’ Fees

Certain Trustees and officers of the Trust are officers of the Adviser. Effective July 1, 2018, each Trustee receives an annual retainer of $50,000, as well as $2,000 for each telephonic meeting that he or she attends, plus reimbursement of related expenses. For the period April 1, 2018, through June 30, 2018, the annual retainer was $45,000. Prior to April 1, 2018, the annual retainer was $40,000. The Chair of the Audit Committee is paid an additional $7,500 per year.

62

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2018 (Unaudited)

4.	INVESTMENT TRANSACTIONS

For the six months ended August 31, 2018, cost of purchases and proceeds from sales and dispositions of portfolio securities, other than short-term investments, were as follows:

	Other than U.S. Government Securities		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
Equity Allocation Fund	$367,574,678	$332,651,846	$—	$—
Municipal Bond Fund	34,350,748	4,148	158,704,570	104,012,726
Defensive Allocation Fund	235,965,578	140,931,695	—	—
Taxable Bond Fund*	122,891,492	—	—	—

*	Commenced operations on March 29, 2018.

5.	FEDERAL TAX INFORMATION

Losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. As of February 28, 2018, the Equity Allocation Fund, Municipal Bond Fund and Defensive Allocation Fund had $0, $757,790 and $0, respectively, of post-October capital losses which were deferred until March 1, 2018 for tax purposes.

At August 31, 2018, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

	Equity Allocation Fund	Municipal Bond Fund	Defensive Allocation Fund	Taxable Bond Fund
Cost of investments	$1,103,595,023	$1,318,640,975	$1,250,308,011	$137,732,577

Gross unrealized appreciation	$158,146,302	$21,937,001	$29,047,600	$241,622
Gross unrealized depreciation	(6,644,564)	(13,601,888)	(15,532,903)	(647,634)

Net unrealized appreciation/(depreciation) on investments	$151,501,738	$8,335,113	$13,514,697	$(406,012)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

63

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2018 (Unaudited)

5.	FEDERAL TAX INFORMATION (Continued)

U.S. GAAP requires that certain components of the net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended February 28, 2018, permanent differences in book and tax accounting have been reclassified to undistributed net investment income and accumulated net realized gain (loss) as follows.

	Increase (Decrease)
	Paid in Capital	Accumulated Net Investment Income	Accumulated Net Realized Gain (Loss)
Equity Allocation Fund	$11	$2,330,345	$(2,330,356)
Municipal Bond Fund	(3,148,682)	345,330	2,803,352
Defensive Allocation Fund	(11,060)	2,470,614	(2,459,554)

As of February 28, 2018, the components of accumulated earnings on a tax basis were as follows:

	Equity Allocation Fund	Municipal Bond Fund	Defensive Allocation Fund
Undistributed ordinary income	$1,197,790	$—	$2,429,548
Undistributed tax-exempt income	—	9,945,939	—
Undistributed long-term capital gains	26,177,292	—	14,754,675
Tax accumulated earnings	27,375,082	9,945,939	17,184,223
Accumulated capital and other losses	(76,610)	(787,642)	—
Unrealized appreciation/(depreciation) on investments	126,144,516	2,311,745	40,010,814
Unrealized depreciation on foreign currency	11,843	—	—
Total accumulated earnings	$153,454,831	$11,470,042	$57,195,037

The tax character of the distributions paid by the Equity Allocation Fund during the years ended February 28, 2018 and 2017 is as follows:

	2018	2017
Distributions paid from:
Ordinary income	$23,441,182	$11,961,644
Net long-term capital gains	2,956,509	3,510,216
Total taxable distributions	26,397,691	15,471,860
Total distributions paid	$26,397,691	$15,471,860

64

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2018 (Unaudited)

5.	FEDERAL TAX INFORMATION (Continued)

The tax character of the distributions paid by the Municipal Bond Fund during the years ended February 28, 2018 and 2017 is as follows:

	2018	2017
Distributions paid from:
Ordinary income	$—	$172,966
Net long-term capital gains	363,323	980,889
Total taxable distributions	363,323	1,153,855
Tax-exempt dividends	31,951,419	21,388,272
Total distributions paid	$32,314,742	$22,542,127

The tax character of the distributions paid by the Defensive Allocation Fund during the years ended February 28, 2018 and 2017 is as follows:

	2018	2017
Distributions paid from:
Ordinary income	$18,479,936	$5,863,886
Net long-term capital gains	2,660,439	15,218
Total taxable distributions	21,140,375	5,879,104
Total distributions paid	$21,140,375	$5,879,104

6.	NEW ACCOUNTING PRONOUNCEMENTS

On March 30, 2017, the FASB issued ASU No. 2017-08 (“ASU 2017-08”), Premium Amortization on Purchased Callable Debt Securities, which is intended to enhance “the accounting for the amortization of premiums for purchased callable debt securities.” ASU 2017-08’s amendments are effective for annual periods beginning after December 15, 2018. Early adoption is permitted. Management is evaluating the impact of the ASU 2017-08’s amendments on the Trust.

On August 28, 2018, the FASB issued ASU No. 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of ASC Topic 820. ASU 2018-13’s amendments are effective for annual periods beginning after December 15, 2019. Early adoption is permitted. Management is evaluating the impact of ASU 2018-13’s amendments on the Trust.

7.	SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements.

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ASPIRIANT TRUST

OTHER INFORMATION

August 31, 2018 (Unaudited)

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS FOR ASPIRIANT TRUST

At a meeting held on April 26, 2018, the Board considered the renewal of (1) the Trust’s advisory agreement with the Adviser, on behalf of the Funds, (2) the sub-advisory agreements between the Adviser and each of Aperio Group, LLC (“Aperio”) and Acadian Asset Management LLC (“Acadian”) with respect to Equity Allocation Fund, (3) the sub-advisory agreement between the Adviser and Nuveen Asset Management, LLC (“Nuveen”) with respect to the Municipal Bond Fund, and (4) the sub-advisory agreement between the Adviser and Wells Capital Management, Inc. (“WellsCap”; together with Aperio, Acadian and Nuveen, the “Sub-Advisers”) with respect to Equity Allocation Fund and Municipal Bond Fund.

After the initial two-year term, the agreements must be approved annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the agreements or “interested persons” of any party thereto (the “Independent Trustees”), as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial term, the Board calls and holds a meeting to decide whether to continue the agreements for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser and Sub-Advisers.

In considering whether to renew the Trust’s advisory and sub-advisory agreements, the Trustees requested and reviewed materials from the Adviser and Sub-Advisers to help the Trustees evaluate the Adviser’s and Sub-Advisers’ fees under the agreements. Representatives from the Adviser provided an overview of its advisory business and discussed its investment personnel, investment processes, and investment experience. The Board discussed the written materials from the Adviser and Sub-Advisers, the Adviser’s oral presentation, and other relevant information that the Board received, and considered the approval of the agreements in light of this information. In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual Trustees may have attributed different weights to various factors. Certain factors considered by the Board are addressed in more detail below.

Nature, Extent, and Quality of Services

In considering the nature, extent, and quality of the services provided by the Adviser and each Sub-Adviser to each Fund, as applicable, the Board reviewed, among other things, the Adviser’s and each Sub-Adviser’s personnel, experience, and compliance program. The Board considered the background and experience of the Adviser’s and each Sub-Adviser’s senior management and the qualifications, backgrounds, and responsibilities of the portfolio managers responsible for the day-to-day management of the Funds. The Board also reviewed information pertaining to the Adviser’s and each Sub-Adviser’s organizational structure, investment operations, and other relevant information, including information relating to the financial condition of the Adviser and each Sub-Adviser to determine whether adequate resources were available to continue to provide a high level of service to the Funds. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser and each Sub-Adviser, as applicable.

Performance

The Board reviewed information regarding the performance of each Fund for various periods, as well as peer group and benchmark comparative performance. The Board also reviewed information regarding the portions of the Equity Allocation Fund managed by Aperio, Acadian, and WellsCap, respectively, and the portions of the Municipal Bond Fund managed by Nuveen and WellsCap, respectively. The Board noted periods of outperformance and underperformance relative to each Fund’s comparative index and Morningstar fund universe. The Board concluded that, within the context of its full deliberations, it was satisfied with the performance of each Fund generally and the portions of each Fund managed by Aperio, Acadian, WellsCap and Nuveen, as applicable.

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ASPIRIANT TRUST

OTHER INFORMATION (Continued)

August 31, 2018 (Unaudited)

Cost of Services

The Board reviewed information regarding the Funds’ advisory and sub-advisory fees, observing that the advisory fee for each of the Equity Allocation Fund and Defensive Allocation Fund was lower than the advisory fees of 90% of funds in its respective Morningstar fund universe The Board further noted that the advisory fee for Municipal Bond Fund was lower than the advisory fees of 80% of funds in its Morningstar fund universe. The Board also noted that Adviser does not manage any other client accounts using the same strategies as the Funds, but that the Funds’ advisory fees were within the range of the Adviser’s standard fees to manage separate accounts. The Board noted that the Adviser is responsible for paying the Sub-Advisers out of the advisory fee it receives from the applicable Funds. The Board further noted that the Adviser has been lowering its advisory fees with respect to the Equity Allocation Fund and the Municipal Bond Fund and that the Funds’ expense ratios have been decreasing. With respect to those assets of the Funds that the Adviser invests in underlying funds, the Board determined that the Funds’ advisory fees are based on services that the Adviser provides to the Funds that are in addition to, not duplicative of, the services provided to an underlying fund by an adviser to an underlying fund. The Board concluded that each Fund’s advisory fee and, if applicable, sub-advisory fee are fair and reasonable in light of the services that the Funds receive.

Profitability

The Board reviewed information about the profitability of each Fund to the Adviser and to the Sub-Advisers, as applicable, and considered whether the level of profitability was reasonable and justified in light of the quality of the services rendered to the Fund. The Board noted that the Adviser reimburses to its clients that are also shareholders of a Fund all net ordinary income that it receives from such Fund. Recognizing the difficulty in evaluating an investment adviser’s profitability with respect to the funds it manages in the context of an adviser with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board determined that the level of profitability of the Adviser and Sub-Advisers was within the range the Board considered reasonable.

Economies of Scale

The Board considered the potential for economies of scale, noting that the Sub-Advisers’ fee schedules include breakpoints and that the Adviser had been decreasing its fee over time, and currently is contractually waiving a portion of its fee, with respect to the Equity Allocation Fund and Municipal Bond Fund, thereby reducing the amount that it retains after paying the Sub-Advisers. The Board concluded that the Funds’ shareholders were benefitting from any economies of scale realized by the Adviser with respect to the Funds.

Ancillary Benefits

The Board noted the benefits received by the Adviser and the Sub-Advisers as a result of their relationships with the Funds (other than advisory and sub-advisory fees), including the intangible benefits of their association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance.

Conclusion

Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, unanimously concluded that the Adviser’s and Sub-Advisers’ fees are fair and reasonable in light of the services provided to the Funds and approved the continuation of the agreements.

67

ASPIRIANT TRUST

EXPENSE EXAMPLE

August 31, 2018 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other expenses of each Fund. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of each Fund or an asset-based management fee. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2018 to August 31, 2018.

ACTUAL EXPENSES

The first line of the following table under each Fund’s name titled “Actual” provides information about actual account value and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table under each Fund’s name titled “Hypothetical” provides information about hypothetical account value and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in each Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

Equity Allocation Fund	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Annualized Expense Ratio(1)	Expense Paid During the Period from March 1, 2018 to August 31, 2018(1)
Actual	$ 1,000.00	$ 1,034.70	0.28%	$ 1.43
Hypothetical	$ 1,000.00	$ 1,023.59	0.28%	$ 1.42

68

ASPIRIANT TRUST

EXPENSE EXAMPLE (Continued)

August 31, 2018 (Unaudited)

Municipal Bond Fund	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Annualized Expense Ratio(1)	Expense Paid During the Period from March 1, 2018 to August 31, 2018(1)
Actual	$ 1,000.00	$ 1,018.10	0.34%	$ 1.74
Hypothetical	$ 1,000.00	$ 1,023.28	0.34%	$ 1.74

Defensive Allocation Fund	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Annualized Expense Ratio(1)	Expense Paid During the Period from March 1, 2018 to August 31, 2018(1)
Actual	$ 1,000.00	$ 984.30	0.20%	$ 0.98
Hypothetical	$ 1,000.00	$ 1,024.02	0.20%	$ 1.00

Taxable Bond Fund	Beginning Account Value March 29, 2018	Ending Account Value August 31, 2018	Annualized Expense Ratio	Expense Paid During the Period from March 29, 2018 to August 31, 2018
Actual	$ 1,000.00	$ 1,000.30	0.50%(2)	$ 2.12(2)
Hypothetical	$ 1,000.00	$ 1,022.49	0.50%(3)	$ 2.54(3)

(1)

Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 184/365 (to reflect the half-year period).

(2)

Expenses are equal to the annualized expense ratios for the period from March 29, 2018 (commencement of operations) through August 31, 2018, multiplied by the average account value over the period, multiplied by 155/365 (to reflect partial period).

(3)

Expenses are equal to the annualized expense ratios for the period from March 29, 2018 (commencement of operations) through August 31, 2018, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Advisor Shares (Ticker RMEAX)

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

(Ticker RMMBX)

ASPIRIANT DEFENSIVE ALLOCATION FUND

(Ticker RMDFX)

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND
(Ticker RMTBX)

Each, a series of Aspiriant Trust

INVESTMENT ADVISER

Aspiriant, LLC
11100 Santa Monica Blvd., Suite 600
Los Angeles, CA 90025

SUB-ADVISERS

Acadian Asset Management LLC
260 Franklin Street
Boston, MA 02110

Aperio Group, LLC
Three Harbor Drive, Suite 315
Sausalito, CA 94965

Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606

Wells Capital Management, Inc.
525 Market Street, 10th Floor
San Francisco, CA 94105

AUDITORS

Deloitte & Touche LLP
555 East Wells Street
Milwaukee, WI 53202

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

CUSTODIAN

JPMorgan Chase Bank, N.A.
Seaport Center, 70 Fargo Street
Boston, MA 02210-1950

DISTRIBUTOR

UMB Distribution Services, LLC
235 West Galena Street
Milwaukee, WI 53212

TRANSFER AGENT

UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

Item 2.  Code of Ethics

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-end Management Investment Companies

Not applicable to open-end investment companies.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11.  Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13.  Exhibits

(a) (1) Code of Ethics. Not applicable.

(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, President and Principal Executive Officer

Date	11/7/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, President and Principal Executive Officer

Date	11/7/2018

By	/s/ Douglas S. Hendrickson
Title	Douglas S. Hendrickson, Treasurer and Principal Financial Officer

Date	11/7/2018